UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

922 Walnut, Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri	64106
(Address of principal executive offices)	(Zip code)

Diana E. McCarthy, Esq.

Drinker, Biddle & Reath LLP

One Logan Square

18th & Cherry Street

Philadelphia,

PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 7/31/07

COMMERCE GROWTH FUND

Schedule of Investments

July 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks – 94.1%
Commercial Services – 3.9%
34,600	Dun & Bradstreet Corp.	$ 3,382,496
51,000	SEI Investments Co.	1,390,260
57,300	The McGraw-Hill Cos., Inc.	3,466,650

		8,239,406

Consumer Durables – 0.8%
19,800	Black & Decker Corp.	1,714,086

Consumer Non-Durables – 6.0%
79,900	Altria Group, Inc.	5,310,953
66,500	Procter & Gamble Co.	4,113,690
97,300	The Pepsi Bottling Group, Inc.	3,255,658

		12,680,301

Consumer Services – 5.3%
49,600	Choice Hotels International, Inc.	1,794,528
77,100	EchoStar Communications Corp.*	3,260,559
54,000	Meredith Corp.	3,050,460
90,000	The Walt Disney Co.	2,970,000

		11,075,547

Distribution Services – 1.8%
42,600	W.W. Grainger, Inc.	3,721,536

Electronic Technology – 21.1%
9,400	Apple Computer, Inc.*	1,238,544
191,700	Applied Materials, Inc.	4,225,068
56,100	Boeing Co.	5,802,423
278,300	Cisco Systems, Inc.*	8,045,653
23,000	Hewlett-Packard Co.	1,058,690
44,200	Intel Corp.	1,044,004
132,900	Juniper Networks, Inc.*	3,981,684
63,700	KLA-Tencor Corp.	3,617,523
39,800	L-3 Communications Holdings, Inc.	3,882,888
50,800	Lam Research Corp.*	2,938,272
58,300	Microchip Technology, Inc.	2,116,873
95,200	Network Appliance, Inc.*	2,697,968
45,100	QUALCOMM, Inc.	1,878,415
26,600	Rockwell Collins, Inc.	1,827,420

		44,355,425

Energy Minerals – 1.8%
45,500	Exxon Mobil Corp.	3,873,415

Finance – 5.8%
35,000	American Express Co.	2,048,900
30,600	Franklin Resources, Inc.	3,897,522
36,400	Merrill Lynch & Co., Inc.	2,700,880
39,200	U.S. Bancorp.	1,174,040
71,100	Wells Fargo & Co.	2,401,047

		12,222,389

Health Services – 4.2%
51,500	IMS Health, Inc.	1,448,695
74,500	Stericycle, Inc.*	3,571,530
50,200	WellPoint, Inc.*	3,771,024

		8,791,249

Health Technology – 16.0%
14,600	Allergan, Inc.	848,698
29,000	Applera Corp - Applied Biosystems Group	905,380
52,000	Becton, Dickinson & Co.	3,970,720
12,400	Biotech HOLDRs Trust	2,046,000
77,200	Eli Lilly & Co.	4,175,748
65,900	Forest Laboratories, Inc.*	2,649,180
99,000	Gilead Sciences, Inc.*	3,685,770

Shares	Description	Value
Common Stocks – (continued)
Health Technology – (continued)
85,900	Johnson & Johnson	$ 5,196,950
39,300	Merck & Co., Inc.	1,951,245
137,100	Schering-Plough Corp.	3,912,834
39,500	Stryker Corp.	2,465,985
19,000	Wyeth	921,880
12,100	Zimmer Holdings, Inc.*	940,896

		33,671,286

Industrial Services – 1.9%
102,700	Waste Management, Inc.	3,905,681

Process Industries – 4.3%
78,000	E. I. du Pont de Nemours and Co.	3,644,940
68,700	Monsanto Co.	4,427,715
32,600	Pactiv Corp.*	1,030,486

		9,103,141

Producer Manufacturing – 5.1%
25,900	Danaher Corp.	1,934,212
116,600	General Electric Co.	4,519,416
59,400	United Technologies Corp.	4,334,418

		10,788,046

Retail Trade – 1.7%
22,200	J.C. Penney Co., Inc.	1,510,488
45,800	Nordstrom, Inc.	2,179,164

		3,689,652

Technology Services – 14.4%
16,600	Akamai Technologies, Inc.*	563,736
23,200	Autodesk, Inc.*	982,984
68,900	Fair Isaac Corp.	2,705,014
6,700	Google, Inc.*	3,417,000
32,700	International Business Machines Corp.	3,618,255
336,500	Microsoft Corp.	9,755,135
292,800	Oracle Corp.*	5,598,336
122,500	VeriSign, Inc.*	3,637,025

		30,277,485

TOTAL COMMON STOCKS		$198,108,645

Exchange Traded Fund – 1.9%
69,800	iShares Russell 1000 Growth Index Fund	$ 4,064,454

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 0.6%
State Street Bank & Trust Co.
$1,163,000	4.700%	08/01/07	$ 1,163,000
Maturity Value: $1,163,152

COMMERCE GROWTH FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

TOTAL INVESTMENTS – 96.6%	$203,336,099
Other assets in excess of liabilities – 3.4%	7,160,743

Net Assets – 100.0%	$210,496,842

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Repurchase agreement was entered into on July 31, 2007. This agreement was fully collateralized by $1,095,000 U.S. Treasury Bond, 5.500%, due 08/15/28 with a market value of $1,189,367.

Investment Abbreviation:
HOLDRs—Holding Company Depositary Receipts

COMMERCE GROWTH FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$183,041,818
Gross unrealized gain	26,145,752
Gross unrealized loss	(5,851,471)
Net unrealized security gain	$20,294,281

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE VALUE FUND

Schedule of Investments

July 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks – 90.1%
Commercial Services – 0.3%
10,000	R.R. Donnelley & Sons Co.	$ 422,600

Communications – 7.5%
103,000	AT&T, Inc.	4,033,495
13,900	CenturyTel, Inc.	637,593
58,500	Citizens Communications Co.	844,155
260,000	Qwest Communications International, Inc.*	2,217,800
65,500	Verizon Communications, Inc.	2,791,610

		10,524,653

Consumer Durables – 0.7%
12,500	Eastman Kodak Co.	315,625
11,250	Hasbro, Inc.	315,225
17,600	Mattel, Inc.	403,216

		1,034,066

Consumer Non-Durables – 7.6%
34,000	Altria Group, Inc.	2,259,980
24,250	General Mills, Inc.	1,348,785
62,500	Procter & Gamble Co.	3,866,250
19,250	Reynolds American, Inc.	1,177,522
34,000	The Clorox Co.	2,055,640

		10,708,177

Consumer Services – 4.6%
63,900	CBS Corp. Class B	2,026,908
9,000	Clear Channel Communications, Inc.	332,100
27,450	Comcast Corp.*	721,111
6,500	International Speedway Corp.	311,285
9,500	Liberty Global, Inc.*	398,335
2,950	Liberty Media Corp - Capital*	337,628
45,000	The Walt Disney Co.	1,485,000
42,500	Time Warner, Inc.	818,550

		6,430,917

Electronic Technology – 5.2%
20,500	Avaya, Inc.*	339,070
16,250	Cadence Design Systems, Inc.*	347,750
15,000	General Dynamics Corp.	1,178,400
27,700	Hewlett-Packard Co.	1,275,031
23,000	Integrated Device Technology, Inc.*	374,210
23,500	Juniper Networks, Inc.*	704,060
8,000	Lockheed Martin Corp.	787,840
4,500	Northrop Grumman Corp.	342,450
34,800	Novellus Systems, Inc.*	992,496
30,000	Synopsys, Inc.*	733,800
18,000	Xerox Corp.*	314,280

		7,389,387

Energy Minerals – 10.3%
43,300	ChevronTexaco Corp.	3,691,758
12,000	ConocoPhillips	970,080
95,000	Exxon Mobil Corp.	8,087,350
10,300	Marathon Oil Corp.	568,560
16,950	Occidental Petroleum Corp.	961,404
4,600	Valero Energy Corp.	308,246

		14,587,398

Finance – 28.1%
16,150	AMBAC Financial Group, Inc.	1,084,472
29,000	American International Group, Inc.	1,861,220
9,500	Aon Corp.	380,380
25,050	Assurant, Inc.	1,270,536
123,950	Bank of America Corp.	5,877,709
8,018	Bank of New York Mellon Corp.	341,166
59,500	Citigroup, Inc.	2,770,915

Shares	Description	Value
Common Stocks – (continued)
Finance – (continued)
8,000	CNA Financial Corp.	$ 332,160
18,350	Discover Financial Services*	422,968
5,400	Fannie Mae	323,136
4,250	Franklin Resources, Inc.	541,323
52,000	JPMorgan Chase & Co.	2,288,520
15,500	Lehman Brothers Holdings, Inc.	961,000
16,200	Lincoln National Corp.	977,184
7,950	Loews Corp.	376,830
19,400	Marshall & Ilsley Corp.	799,474
18,000	Merrill Lynch & Co., Inc.	1,335,600
23,000	MetLife, Inc.	1,385,060
36,700	Morgan Stanley & Co., Inc.	2,344,029
17,800	PNC Financial Services Group, Inc.	1,186,370
16,150	Principal Financial Group, Inc.	910,698
4,550	Prudential Financial, Inc.	403,267
5,550	Radian Group, Inc.	187,091
70,550	Regions Financial Corp.	2,121,438
5,500	Reinsurance Group of America, Inc.	293,205
5,000	Safeco Corp.	292,350
6,050	The Bear Stearns Cos., Inc.	733,381
10,500	The Chubb Corp.	529,305
3,300	The Hartford Financial Services Group, Inc.	303,171
11,000	The Progressive Corp.	230,780
6,450	The Travelers Cos., Inc.	327,531
5,000	Torchmark Corp.	307,700
15,900	Trustmark Corp.	397,977
36,000	U.S. Bancorp.	1,078,200
84,650	Wells Fargo & Co.	2,858,630
24,400	Zions Bancorp.	1,819,020

		39,653,796

Health Services – 1.4%
23,000	IMS Health, Inc.	646,990
18,000	WellPoint, Inc.*	1,352,160

		1,999,150

Health Technology – 7.4%
6,350	Abbott Laboratories	321,881
12,550	Biogen Idec, Inc.*	709,577
19,500	Eli Lilly & Co.	1,054,755
4,700	Invitrogen Corp.*	337,460
41,000	Johnson & Johnson	2,480,500
16,500	King Pharmaceuticals, Inc.*	280,665
15,700	Merck & Co., Inc.	779,505
176,500	Pfizer, Inc.	4,149,515
8,000	Wyeth	388,160

		10,502,018

Industrial Services – 0.8%
29,250	Waste Management, Inc.	1,112,378

Non-Energy Minerals – 0.4%
11,900	Nucor Corp.	597,380

Process Industries – 4.1%
4,500	Air Products & Chemicals, Inc.	388,665
8,000	Ashland, Inc.	488,480
16,500	E. I. du Pont de Nemours and Co.	771,045
18,000	International Paper Co.	667,260
5,400	Lubrizol Corp.	338,364
3,600	Praxair, Inc.	275,832
11,200	Sealed Air Corp.	305,200
26,250	Sigma-Aldrich Corp.	1,189,650
22,250	Sonoco Products Co.	815,908
11,900	The Dow Chemical Co.	517,412

		5,757,816

COMMERCE VALUE FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Producer Manufacturing – 5.4%
2,850	Deere & Co.	$ 343,197
7,150	Eaton Corp.	694,837
112,000	General Electric Co.	4,341,120
7,250	Honeywell International, Inc.	416,947
5,200	ITT Corp.	326,976
7,500	Parker Hannifin Corp.	740,100
4,000	SPX Corp.	375,480
6,900	Tyco International Ltd.	326,301

		7,564,958

Technology Services – 3.1%
42,700	BEA Systems, Inc.*	528,626
29,500	BMC Software, Inc.*	847,240
26,500	Computer Sciences Corp.*	1,475,520
65,000	Compuware Corp.*	606,450
31,000	Convergys Corp.*	590,550
12,300	Electronic Data Systems Corp.	331,977

		4,380,363

Utilities – 3.2%
18,000	CenterPoint Energy, Inc.	296,640
35,200	Duke Energy Corp.	599,456
17,750	Edison International	938,798
17,000	FirstEnergy Corp.	1,032,750
9,000	PG&E Corp.	385,290
7,600	Progress Energy, Inc.	331,816
18,250	The Southern Co.	613,930
13,500	Xcel Energy, Inc.	274,050

		4,472,730

TOTAL COMMON STOCKS		$127,137,787

Exchange Traded Fund – 2.3%
40,000	iShares Russell 1000 Value Index Fund	$ 3,300,000

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 0.7%
State Street Bank & Trust Co.
$934,000	4.700%	08/01/07	$ 934,000
Maturity Value: $934,122

TOTAL INVESTMENTS – 93.1%			$131,371,787
Other assets in excess of liabilities – 6.9%			9,750,164

Net Assets – 100.0%			$141,121,951

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Repurchase agreement was entered into on July 31, 2007. This agreement was fully collateralized by $880,000 U.S. Treasury Bond, 5.500%, due 08/15/21 with a market value of $955,838.

COMMERCE VALUE FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$117,979,372
Gross unrealized gain	17,781,185
Gross unrealized loss	(4,388,770)
Net unrealized security gain	$13,392,415

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

July 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks – 95.6%
Commercial Services – 5.7%
24,000	Dun & Bradstreet Corp.	$ 2,346,240
27,440	Equifax, Inc.	1,110,222
33,685	Harte-Hanks, Inc.	793,282
15,420	Robert Half International, Inc.	524,126
39,800	SEI Investments Co.	1,084,948

		5,858,818

Communications – 3.7%
65,300	American Tower Corp.*	2,720,398
72,400	Citizens Communications Co.	1,044,732

		3,765,130

Consumer Durables – 1.6%
30,700	Mattel, Inc.	703,337
16,300	The Stanley Works	901,879

		1,605,216

Consumer Non-Durables – 2.5%
12,080	Church & Dwight Co., Inc.	592,645
37,300	UST, Inc.	1,997,415

		2,590,060

Consumer Services – 7.8%
39,510	Choice Hotels International, Inc.	1,429,472
60,000	EchoStar Communications Corp.*	2,537,400
36,000	Meredith Corp.	2,033,640
95,400	Regal Entertainment Group	2,040,606

		8,041,118

Electronic Technology – 18.7%
15,090	Harris Corp.	828,139
88,900	Juniper Networks, Inc.*	2,663,444
41,300	KLA-Tencor Corp.	2,345,427
14,646	L-3 Communications Holdings, Inc.	1,428,864
46,000	Lam Research Corp.*	2,660,640
16,500	MEMC Electronic Materials, Inc.*	1,011,780
59,790	Microchip Technology, Inc.	2,170,975
69,300	Network Appliance, Inc.*	1,963,962
27,365	Rockwell Collins, Inc.	1,879,975
27,600	Synopsys, Inc.*	675,096
64,800	Xilinx, Inc.	1,620,000

		19,248,302

Finance – 8.1%
25,000	AMBAC Financial Group, Inc.	1,678,750
38,000	CB Richard Ellis Group, Inc.*	1,326,960
38,395	Eaton Vance Corp.	1,607,215
24,628	Federated Investors, Inc., Class B	886,854
41,700	Philadelphia Consolidated Holding Corp.*	1,507,038
26,200	T. Rowe Price Group, Inc.	1,365,806

		8,372,623

Health Services – 8.9%
10,780	Cerner Corp.*	569,939
9,465	Coventry Health Care, Inc.*	528,242
5,980	Humana, Inc.*	383,258
79,440	IMS Health, Inc.	2,234,647
6,200	Laboratory Corporation of America Holdings*	457,870
4,820	Quest Diagnostics, Inc.	267,365
56,092	Stericycle, Inc.*	2,689,050
15,600	WellCare Health Plans, Inc.*	1,579,656
5,789	WellPoint, Inc.*	434,870

		9,144,897

Shares	Description	Value
Common Stocks – (continued)
Health Technology – 8.8%
16,140	Allergan, Inc.	$ 938,218
16,000	Applera Corp - Applied Biosystems Group	499,520
8,980	C. R. Bard, Inc.	704,661
12,800	Cephalon, Inc.*	961,792
39,000	DENTSPLY International, Inc.	1,423,110
43,700	Forest Laboratories, Inc.*	1,756,740
13,520	IDEXX Laboratories, Inc.*	1,355,515
6,768	Invitrogen Corp.*	485,942
10,060	ResMed, Inc.*	432,379
10,700	Respironics, Inc.*	489,525

		9,047,402

Industrial Services – 4.0%
13,500	Dresser-Rand Group, Inc.*	500,850
7,300	GlobalSantaFe Corp.	523,483
20,586	Jacobs Engineering Group, Inc.*	1,268,715
5,000	National-Oilwell Varco, Inc.*	600,550
44,500	Quanta Services, Inc.*	1,265,135

		4,158,733

Process Industries – 7.5%
62,200	Crown Holdings, Inc.*	1,527,632
59,592	Ecolab, Inc.	2,509,419
20,215	Pactiv Corp.*	638,996
27,000	PPG Industries, Inc.	2,059,290
21,236	Sigma-Aldrich Corp.	962,416

		7,697,753

Producer Manufacturing – 4.2%
7,400	Cummins, Inc.	878,380
11,578	ITT Industries, Inc.	728,025
19,600	Parker Hannifin Corp.	1,934,128
8,500	Terex Corp.*	733,125

		4,273,658

Retail Trade – 3.0%
83,800	Liberty Media Corp. Interactive*	1,755,610
28,160	Nordstrom, Inc.	1,339,853

		3,095,463

Technology Services – 11.1%
45,975	Adobe Systems, Inc.*	1,852,333
16,115	Akamai Technologies, Inc.*	547,265
45,500	Autodesk, Inc.*	1,927,835
44,100	Convergys Corp.*	840,105
16,690	Fair Isaac Corp.	655,249
40,200	Intuit, Inc.*	1,151,328
50,560	Paychex, Inc.	2,092,173
81,255	VeriSign, Inc.*	2,412,461

		11,478,749

TOTAL COMMON STOCKS		$ 98,377,922

Exchange Traded Fund – 2.5%
23,160	iShares Russell Midcap Growth Index Fund	$ 2,576,782

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

TOTAL INVESTMENTS – 98.1%	$100,954,704
Other assets in excess of liabilities – 1.9%	1,996,384

Net Assets – 100.0%	$102,951,088

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$88,108,485
Gross unrealized gain	16,556,740
Gross unrealized loss	(3,710,521)
Net unrealized security gain	$12,846,219

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE INTERNATIONAL EQUITY FUND

Schedule of Investments

July 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks – 95.2%
Australian Dollar – 3.5%
2,500	Coles Myer Ltd. (Food & Staples Retailing)	$ 30,717
1,041	CSL Ltd. (Biotechnology)	78,000
93,729	Macquarie Airports (Transportation Infrastructure)	344,189
14,314	Macquarie Bank Ltd. (Capital Markets)	988,042
79,811	Macquarie Infrastructure Group (Transportation Infrastructure)	220,375
11,644	National Australia Bank Ltd. (Commercial Banks)	378,822
36,402	QBE Insurance Group Ltd. (Insurance)	919,253
24,300	Zinifex Ltd. (Metals & Mining)	401,922

		3,361,320

Brazilian Real – 1.9%
20,000	Cia Vale do Rio Doce ADR (Metals & Mining)	980,200
10,200	Gerdau SA (Metals & Mining)	257,754
5,800	Petroleo Brasileiro SA ADR (Oil, Gas & Consumable Fuels)	376,420
2,000	Unibanco - Uniao de Bancos Brasileiros SA ADR (Commercial Banks)	233,280

		1,847,654

British Pound Sterling – 19.0%
33,063	3i Group PLC (Capital Markets)	716,007
3,835	Anglo American PLC (Metals & Mining)	222,653
13,900	Antofagasta PLC (Metals & Mining)	202,503
13,200	AstraZeneca PLC (Pharmaceuticals)	682,210
51,124	Aviva PLC (Insurance)	710,461
76,700	BAE Systems PLC (Aerospace & Defense)	650,224
62,861	Barclays PLC (Commercial Banks)	882,944
16,200	BP PLC (Oil, Gas & Consumable Fuels)	187,667
22,900	British Energy Group PLC (Electric Utilities)	229,594
35,878	Capita Group PLC (Commercial Services & Supplies)	519,881
29,500	Centrica Ordinary (Multi - Utilities)	213,821
20,000	Enterprise Inns PLC (Hotels Restaurants & Leisure)	272,883
65,455	Friends Provident PLC (Insurance)	245,838
30,000	GlaxoSmithKline PLC (Pharmaceuticals)	759,242
40,100	HBOS PLC (Commercial Banks)	780,855
43,000	Home Retail Group (Internet & Catalog Retail)	357,110
61,385	International Power PLC (Independent Power Producers & Energy Traders)	510,288
121,108	Man Group PLC (Capital Markets)	1,377,314
26,800	Marston’s PLC (Beverages)	211,243
10,580	Punch Taverns PLC (Hotels Restaurant & Leisure)	245,265
12,538	Reckitt Benckiser PLC (Household Products)	670,856
10,461	Rio Tinto PLC (Metals & Mining)	754,719
87,024	Royal Bank of Scotland Group PLC (Commercial Banks)	1,036,086
43,077	Royal Dutch Shell PLC (Oil, Gas & Consumable Fuels)	1,675,649
12,700	SABMiller PLC (Beverages)	325,711

Shares	Description	Value
Common Stocks – (continued)
British Pound Sterling – (continued)
42,742	Tesco PLC (Food & Staples Retailing)	$ 351,065
530,037	Vodafone Group PLC (Wireless Telecommunication Services)	1,593,369
32,947	Xstrata PLC (Metals & Mining)	2,100,029

		18,485,487

Canadian Dollar – 1.4%
12,028	Nexen, Inc. (Oil, Gas & Consumable Fuels)	372,972
13,200	Teck Cominco Ltd. (Metals & Mining)	585,264
7,473	Telus Corp. (Diversified Telecommunication Services)	409,656

		1,367,892

Danish Krone – 0.3%
2,150	Carlsberg A/S Class B (Beverages)	275,820

Euro – 34.8%
Austria – 0.7%
3,300	OMV AG (Oil, Gas & Consumable Fuels)	205,024
5,600	Voestalpine AG (Metals & Mining)	465,886

		670,910

Belgium – 0.6%
14,300	Fortis (Diversified Financial Services)	563,604

Finland – 1.3%
45,320	Nokia Oyj (Communications Equipment)	1,294,634

France – 11.8%
6,209	Accor SA (Hotels Restaurants & Leisure)	528,830
8,900	Air France-KLM (Airlines)	400,595
6,100	BNP Paribas SA (Commercial Banks)	670,541
4,957	Cap Gemini SA (IT Services)	325,810
2,189	Compagnie de Saint-Gobain (Building Materials)	241,572
5,000	Compagnie Generale des Etablissements Michelin Class B (Auto Components)	660,145
17,237	Credit Agricole SA (Commercial Banks)	658,614
11,388	Essilor International SA (Heatlh Care Equipment & Supplies)	694,640
4,854	L’Oreal SA (Personal Products)	554,010
4,800	Lagardere S.C.A. (Media)	379,164
6,100	Renault SA (Automobiles)	881,574
8,900	Sanofi-Aventis (Pharmaceuticals)	745,483
4,515	Societe Generale (Commercial Banks)	776,032
5,869	Technip SA (Energy Equipment & Services)	478,993
29,064	Total SA (Oil, Gas & Consumable Fuels)	2,288,830
16,189	Vinci SA (Construction & Engineering)	1,159,659

		11,444,492

Germany – 9.0%
4,600	Allianz AG (Insurance)	978,161
6,800	BASF AG (Chemicals)	879,486
16,233	Bayer AG (Chemicals)	1,149,080
4,900	Deutsche Bank AG (Capital Markets)	663,712

COMMERCE INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
4,356	Deutsche Boerse AG (Diversified Financial Services)	$ 506,673
22,400	Deutsche Lufthansa AG (Airlines)	628,528
8,200	Deutsche Telekom AG (Diversified Telecommunication Services)	141,471
6,506	E.ON AG (Electric Utilities)	1,023,762
5,354	Merck KGaA (Pharmaceuticals)	668,012
4,600	MunichRe AG (Insurance)	792,239
193	Porsche AG (Automobiles)	350,223
6,120	RWE AG (Multi-Utilities)	650,076
2,707	Siemens AG (Industrial Conglomerates)	342,612

		8,774,035

Ireland – 1.5%
57,376	Anglo Irish Bank Corp. PLC (Commercial Banks)	1,062,807
8,446	CRH PLC (Construction Materials)	375,382

		1,438,189

Italy – 3.9%
12,000	Buzzi Unicem SPA (Construction Materials)	368,399
25,800	ENI SPA (Oil, Gas & Consumable Fuels)	902,909
44,902	Fiat SPA (Automobiles)	1,320,549
5,500	Fondiaria-Sai SpA (Insurance)	262,523
107,868	UniCredito Italiano SpA (Commercial Banks)	915,039

		3,769,419

Netherlands – 2.7%
13,200	Buhrmann NV (Commercial Services & Supplies)	178,736
24,423	ING Groep NV (Diversified Financial Services)	1,031,000
37,200	Koninklijke Ahold NV* (Food & Staples Retailing)	470,880
10,871	Mittal Steel Co. NV (Metals & Mining)	665,588
11,256	Wolters Kluwer NV (Media)	329,724

		2,675,928

Norway – 0.3%
7,983	Renewable Energy Corp. AS* (Electrical Equipment)	313,954

Spain – 1.9%
11,392	Industria de Diseno Textil SA* (Specialty Retail)	681,436
18,000	Repsol YPF SA (Oil, Gas & Consumable Fuels)	678,566
20,185	Telefonica SA (Diversified Telecommunication Services)	472,396

		1,832,398

Sweden – 1.1%
38,986	Atlas Copco AB (Machinery)	670,845
51,605	TeliaSonera AB (Diversified Telecommunication Services)	390,159

		1,061,004

TOTAL EURO		$33,838,567

Shares	Description	Value
Common Stocks – (continued)
Hong Kong Dollar – 2.2%
352,000	China Construction Bank Class H (Commercial Banks)	$ 261,461
60,000	China Netcom Group Corp. Ltd. (Diversified Telecommunication Services)	154,158
192,000	China Petroleum & Chemical Corp. (Oil, Gas & Consumable Fuels)	203,485
155,500	China Shenhua Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	610,384
49,000	Esprit Holdings Ltd. (Specialty Retail)	654,825
111,900	Sino Land Co. Ltd. (Real Estate Management & Development)	248,924

		2,133,237

Indian Rupee – 0.5%
4,922	Infosys Technologies Ltd. (IT Services)	238,082
2,330	State Bank of India Ltd. GDR (Commercial Banks)	226,709

		464,791

Indonesian Rupiah – 0.2%
202,500	PT Telekomunikasi Indonesia (Diversified Telecommunication Services)	240,727

Israeli Shekel – 0.3%
5,900	Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)	247,918

Japanese Yen – 16.6%
9,000	Aisin Seiki Co. Ltd. (Auto Components)	353,682
27,800	Canon, Inc. (Office Electronics)	1,469,350
12,200	Denso Corp. (Auto Components)	459,559
11	East Japan Railway Co. (Road & Rail)	81,586
14,300	Edion Corp. (Specialty Retail)	155,799
49,000	Fujitsu Ltd. (Computers & Peripherals)	323,422
8,200	Honda Motor Co. Ltd. (Automobiles)	297,738
69,000	Isuzu Motors Ltd. (Automobiles)	374,582
14,700	JFE Holdings, Inc. (Metals & Mining)	1,008,127
26,000	Mitsubishi Chemical Holdings Corp. (Chemicals)	236,335
17,200	Mitsubishi Corp. (Trading Companies & Distribution)	507,932
71	Mitsubishi Tokyo Financial Group, Inc. (Commercial Banks)	757,703
74,000	Mitsui & Co. Ltd. (Trading Companies & Distribution)	1,739,039
58,000	Mitsui Chemicals, Inc. (Chemicals)	449,983
39,000	Mitsui OSK Lines Ltd. (Marine)	608,854
37,000	NGK Insulators Ltd. (Machinery)	1,130,829
42,000	Nippon Mining Holdings, Inc. (Oil, Gas & Consumable Fuels)	422,226
98	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	426,217
26,000	Nippon Yusen Kasushiki Kaisa (Marine)	262,124
58,300	Nissan Motor Co. Ltd. (Automobiles)	630,138
19,000	Nitto Denko Corp. (Chemicals)	996,845
2,750	ORIX Corp. (Consumer Finance)	660,044
27,000	Sharp Corp. (Household Durables)	465,312
2,200	Sony Corp. (Household Durables)	117,459

COMMERCE INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japanese Yen – (continued)
72	Sumitomo Mitsui Financial Group (Commercial Banks)	$ 650,681
4,900	Suzuki Motor Corp. (Automobiles)	142,778
15,600	Tokyo Electric Power Co. Inc. (Electric Utilities)	416,454
61,000	Toshiba Corp. (Computers & Peripherals)	572,104
6,200	Toyota Motor Corp. (Automobiles)	376,914

		16,093,816

Korean Won – 1.1%
2,000	Honam Petrochemical Corp. (Chemicals)	273,356
2,800	Hynix Semiconductor, Inc.* (Semiconductor & Semiconductor Equipment)	112,821
1,150	Hyundai Mobis (Auto Components)	123,901
6,380	Industrial Bank of Korea (Commercial Banks)	146,012
1,900	Kookmin Bank (Commercial Banks)	165,838
211	POSCO (Metals & Mining)	122,015
245	Samsung Electronics Co. Ltd. (Semiconductor & Semiconductor Equipment)	161,741

		1,105,684

Mexican Peso – 1.3%
15,100	America Movil SA de CV (Wireless Telecommunication Services)	904,188
13,400	Grupo Televisa SA (Media)	338,350

		1,242,538

Philippine Peso – 0.2%
3,000	Philippine Long Distance Telephone Co. (Wireless Telecommunication Services)	170,615

Russian Rouble – 0.4%
1,634	Mining and Metallurgical Co. Norilsk Nickel ADR (Metals & Mining)	388,075

South African Rand – 0.3%
55,980	Sanlam Ltd. (Insurance)	177,565
5,900	Standard Bank Group Ltd. (Commercial Banks)	83,532

		261,097

Swiss Franc – 10.4%
55,060	ABB Ltd. (Electrical Equipment)	1,324,123
3,600	Alcon, Inc. (Health Care Equipment & Supplies)	491,400
41,951	Credit Suisse Group (Capital Markets)	2,736,543
3,773	Nestle AG (Food Products)	1,449,502
1,949	Nobel Biocare Holding AG (Health Care Equipment & Supplies)	586,146
2,280	Novartis AG (Pharmaceuticals)	122,983
2,415	Petroplus Holdings AG* (Oil, Gas & Consumable Fuels)	229,650
5,491	Roche Holding AG (Pharmaceuticals)	972,490
9,149	Swiss Re (Insurance)	785,006
25,704	UBS AG (Capital Markets)	1,423,006

		10,120,849

Shares	Description	Value
Common Stocks – (continued)
Taiwan Dollar – 0.8%
94,000	AU Optronics Corp. (Electronic Equipment & Instruments)	$ 159,225
132,870	China Steel Corp. (Metals & Mining)	173,375
20,000	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment & Instruments)	164,446
107,653	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductor & Semiconductor Equipment)	211,386
200,000	United Microelectronics Corp.* (Semiconductor & Semiconductor Equipment)	111,333

		819,765

TOTAL COMMON STOCKS		$92,465,852

Preferred Stock – 0.3%
Brazilian Real – 0.3%
3,500	Cia de Bebidas das Americas ADR (Beverages)	$ 239,749

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 1.2%
State Street Bank & Trust Co.
$1,197,000	4.700%	08/01/07	$ 1,197,000
Maturity Value: $1,197,156

TOTAL INVESTMENTS – 96.7%			$93,902,601
Other assets in excess of liabilities – 3.3%			3,189,181

Net Assets – 100.0%			$97,091,782

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Repurchase agreement was entered into on July 31, 2007. This agreement was fully collateralized by $1,125,000 U.S. Treasury Bond, 5.500%, due 8/28/21 with a market value of $1,221,953.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

COMMERCE INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Investment Industry Classification†	As a % of net assets 07/31/07	As a % of net assets 10/31/06
Commercial Banks	10.0%	16.7%
Metals & Mining	8.6	7.0
Oil, Gas & Consumable Fuels	8.4	7.5
Capital Markets	8.1	6.3
Insurance	5.0	5.1
Automobiles	4.5	4.6
Pharmaceuticals	4.3	5.4
Chemicals	4.1	2.9
Wireless Telecommunication Services	2.6	2.4
Trading Companies & Distribution	2.3	1.8
Diversified Telecommunication Services	2.3	1.2
Diversified Financial Services	2.2	3.6
Machinery	1.9	1.0
Health Care Equipment & Supplies	1.8	1.2
Electric Utilities	1.7	1.5
Electrical Equipment	1.7	1.2
Auto Components	1.7	1.8
Specialty Retail	1.5	0.8
Office Electronics	1.5	1.2
Food Products	1.5	1.9
Communications Equipment	1.3	0.0
Repurchase Agreement	1.2	1.0
Construction & Engineering	1.2	0.0
Media	1.1	1.7
Hotels Restaurant & Leisure	1.1	0.7
Airlines	1.1	0.7
Beverages	1.1	0.3
Computers & Peripherals	0.9	0.8
Marine	0.9	0.6
Multi-Utilities	0.9	0.8
Food & Staples Retailing	0.9	1.1
Construction Materials	0.8	1.0
Commercial Services & Supplies	0.7	0.2
Household Products	0.7	0.0
Consumer Finance	0.7	1.9
Aerospace & Defense	0.7	1.1
Semiconductor & Semiconductor Equipment	0.6	0.4
Household Durables	0.6	1.3
IT Services	0.6	1.4
Transportation Infrastructure	0.6	0.3
Personal Products	0.6	0.2
Independent Power Producers & Energy Traders	0.5	0.0
Energy Equipment & Services	0.5	0.0
Internet & Catalog Retail	0.4	0.0
Industrial Conglomerates	0.4	0.0
Electronic Equipment & Instruments	0.3	1.6
Real Estate Management & Development	0.3	0.7
Building Materials	0.3	0.0
Biotechnology	0.1	0.0
Road & Rail	0.1	0.1
Tobacco	0.0	2.2
Multiline Retail	0.0	0.7
Distributors	0.0	0.6
Software	0.0	0.4
Gas Utilities	0.0	0.3

TOTAL INVESTMENTS	96.7%	98.3%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

COMMERCE INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY CONTRACTS — At July 31, 2007, the Fund had an outstanding forward foreign currency exchange contract, to purchase foreign currencies:

Open Forward Foreign Currency Contracts with Unrealized Gain	Purchase/ Sale Contract	Expiration Date	Value on Settlement Date	Current Value	Unrealized Gain
Japanese Yen	Purchase	8/1/2007	$84,345	$84,425	$80

FUTURES CONTRACTS — At July 31, 2007, the following futures contracts were open:

Type	Number of Contracts Long	Settlement Month	Market Value	Unrealized Loss
Dow Jones Euro Stoxx 50 Index	5	September 2007	$296,068	$(6,909)

TAX INFORMATION — At July 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$77,384,480
Gross unrealized gain	18,428,693
Gross unrealized loss	(1,910,572)
Net unrealized security gain	$16,518,121

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE ASSET ALLOCATION FUND

Schedule of Investments

July 31, 2007 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares)(a) – 83.8%
Equity – 55.6%
147,544	Commerce Growth Fund – 22.5%	$ 3,955,647
108,181	Commerce Value Fund – 17.1%	3,019,340
61,651	Commerce International Equity Fund – 10.5%	1,857,558
26,985	Commerce MidCap Growth Fund – 5.5%	960,669

		9,793,214

Fixed Income – 28.2%
274,712	Commerce Bond Fund – 28.2%	4,975,033

TOTAL MUTUAL FUNDS (INSTITUTIONAL SHARES)		$14,768,247

Exchange Traded Funds – 16.1%
2,005	iShares Dow Jones US Real Estate Index Fund – 0.8%	$ 141,152
7,250	iShares Lehman US Treasury Inflation Protected Securities Fund – 4.1%	730,800
1,703	iShares MSCI Emerging Markets Index Fund – 1.3%	225,767
5,935	iShares Russell 2000 Growth Index Fund – 2.7%	486,492
4,140	iShares Russell 2000 Value Index Fund – 1.8%	310,417
6,426	iShares Russell Midcap Value Index Fund – 5.4%	953,554

TOTAL EXCHANGE TRADED FUNDS		$ 2,848,182

TOTAL INVESTMENTS – 99.9%		$17,616,429
Other assets in excess of liabilities – 0.1%		9,075

Net Assets – 100.0%		$17,625,504

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
(a)	Represents an affiliated issuer.

COMMERCE ASSET ALLOCATION FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$16,665,654
Gross unrealized gain	1,096,742
Gross unrealized loss	(145,967)
Net unrealized security gain	$950,775

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE BOND FUND

Schedule of Investments

July 31, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 12.9%
Auto(a) – 0.9%
Hertz Vehicle Financing LLC Series 2005-1A, Class A5
$ 4,770,000	5.080%	11/25/11	$ 4,740,076

Commercial – 2.3%
Asset Securitization Corp. Series 1995-MD4, Class A1
18,826	7.100	08/13/29	18,823
Asset Securitization Corp. Series 1997-D4, Class AIE
730,150	7.525	04/14/29	730,690
LB Commercial Conduit Mortgage Trust Series 1998-C4, Class A1B
6,080,572	6.210	10/15/35	6,104,220
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A4
5,500,000	6.462	03/15/31	5,698,093

			12,551,826

Credit Card – 1.6%
Cabela’s Master Credit Card Trust Series 2005-1A, Class A1(a)
5,000,000	4.970	10/15/13	4,961,895
Citibank Credit Card Issuance Trust Series 2004, Class A8
3,600,000	4.900	12/12/16	3,482,814

			8,444,709

Equipment – 0.6%
CIT Equipment Collateral, Series 2005-VT1, Class A4
3,150,000	4.360	11/20/12	3,130,172

Home Equity – 3.3%
Contimortgage Home Equity Loan Trust Series 1999-3, Class A6
395,233	8.180	12/25/29	393,699
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2
2,049,902	3.750	09/25/33	1,912,829
Residential Funding Mortgage Securities I, Inc. Series 2000-HI2, Class AI5
2,745,024	8.350	03/25/25	2,734,370
Residential Funding Mortgage Securities I, Inc. Series 2000-HI4, Class AI7(b)
2,595,782	8.480	09/25/30	2,585,710
Residential Funding Mortgage Securities II Inc. Series 2003-HS3, Class AI3
4,000,000	4.470	07/25/18	3,931,450
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7
6,418,747	6.740	07/25/29	6,393,862

			17,951,920

Manufactured Housing – 3.0%
Green Tree Financial Corp. Series 1993-4, Class A5
4,632,012	7.050	01/15/19	4,698,445
Green Tree Financial Corp. Series 1995-5, Class M1
2,000,000	7.650	09/15/26	2,061,675
Green Tree Financial Corp. Series 1996-4, Class A7
2,465,204	7.900	06/15/27	2,581,500
Green Tree Financial Corp. Series 1997-3, Class A6
148,268	7.320	03/15/28	155,093
Green Tree Financial Corp. Series 1998-3, Class A5
1,197,432	6.220	03/01/30	1,199,229
Green Tree Financial Corp. Series 1998-3, Class A6
824,312	6.760	03/01/30	842,925
Green Tree Financial Corp. Series 1999-1, Class M2
1,500,000	7.340	11/01/28	239,732

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Manufactured Housing – (continued)
Oakwood Mortgage Investors, Inc. Series 1996-C, Class A6
$ 4,205,000	7.650%	04/15/27	$ 4,221,448
Oakwood Mortgage Investors, Inc. Series 1997-A, Class A5
318,243	7.125	05/15/27	318,409

			16,318,456

Student Loans – 1.2%
Brazos Higher Education Authority, Inc. Student Loan RB Taxable Series 2005 Class A-5 (Guaranted Student Loans)(c)
3,570,000	4.910	12/15/08	3,571,178
Northstar Education Finance, Inc. Series 2005-1, Class A5
3,000,000	4.740	10/30/45	2,986,290

			6,557,468

TOTAL ASSET-BACKED SECURITIES			$ 69,694,627

Taxable Municipal Bond Obligations – 7.2%
Alabama – 0.2%
Montgomery Alabama Taxable GO Warrants Series 2005 (FSA)
$ 1,295,000	4.790%	04/01/15	$ 1,241,180

Alaska – 0.2%
Providence Alaska Health System Direct Obligation Series 2005
755,000	4.680	10/01/10	743,856
500,000	4.790	10/01/11	491,835

			1,235,691

California – 0.6%
Industry California Sales Tax RB Taxable Series 2005 (MBIA)
3,045,000	5.000	01/01/13	3,005,172

Illinois – 0.2%
Will County Community Consolidated School District No 30-C Troy Township Taxable GO Series 2007 (FSA)
1,100,000	5.650	10/01/18	1,101,595

Indiana – 1.0%
Indiana Bond Bank RB Taxable School Severance Funding Series 2006-11 (XLCA)
2,715,000	5.500	07/15/11	2,743,670
2,805,000	5.650	07/15/13	2,850,161

			5,593,831

Massachusetts – 0.6%
University of Massachusetts Building Authority RB Refunding Taxable Series 2006-2 (AMBAC)
655,000	5.360	05/01/11	660,240
2,485,000	5.430	05/01/12	2,507,514

			3,167,754

Missouri – 0.3%
St. Louis Package RB Series 2006 B (MBIA)
1,560,000	5.020	12/15/12	1,546,178

New Jersey – 0.2%
New Jersey Economic Development Authority RB Taxable Designated Industry Series 2004-A
1,000,000	5.200	03/01/14	989,550

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
New York – 0.7%
New York State Housing Finance Agency Personal Income Tax RB Taxable Economic Development & Housing Series 2006 B
$ 3,925,000	5.220%	09/15/15	$ 3,901,725

Ohio – 0.9%
Energy Acquisition Corp. II Ohio Electricity Energy Acquisition RB Taxable Series 2005 (MBIA)
1,555,000	4.380	08/15/07	1,554,533
3,140,000	4.600	02/15/09	3,122,542

			4,677,075

Oklahoma – 0.4%
Oklahoma State Capital Improvement Authority RB Taxable Oklahoma State Regents Series 2006 (MBIA)
2,000,000	5.160	07/01/13	1,998,900

Oregon – 1.0%
Multnomah County Oregon School District 1J Portland GO Bonds Refunding Taxable Series 2004
785,000	5.165	06/15/11	770,022
Oregon School Boards Association GO Bonds Taxable Pension Series 2005 (AMBAC)
5,000,000	4.358	06/30/13	4,795,350

			5,565,372

Rhode Island – 0.5%
Providence Rhode Island GO Bonds Refunding Taxable Series 2004-B (FSA)
710,000	4.960	07/15/14	692,072
Rhode Island Convention Center Authority RB Taxable Civic Center Series 2006 A (FSA)
2,155,000	5.810	05/15/16	2,197,820

			2,889,892

Washington – 0.4%
Energy Northwest Washington RB Taxable Columbia Station Series 2005-C (AMBAC)
2,335,000	4.490	07/01/11	2,283,350

TOTAL TAXABLE MUNICIPAL BOND OBLIGATIONS			$ 39,197,265

CMBS – 0.9%
Small Business Administration Series 2006-P10B, Class 1
$ 4,978,108	5.681%	08/10/16	$ 4,954,152

CMO – 19.4%
ABN Amro Mortgage Corp. Series 2003-13, Class A2
$ 3,843,434	5.500%	02/25/18	$ 3,799,499
Banc of America Mortgage Securities Series 2004-E, Class 2A5(b)
5,000,000	4.110	06/25/34	4,983,964

Principal Amount	Interest Rate	Maturity Date	Value
CMO – (continued)
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
$ 2,436,177	5.250%	09/25/19	$ 2,367,324
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
2,548,784	4.750	12/25/18	2,509,648
FHLMC PAC Series 2103, Class TE
911,939	6.000	12/15/28	922,646
FHLMC PAC Series 2110, Class PG
4,479,145	6.000	01/15/29	4,537,455
FHLMC PAC Series 2633, Class PC
6,000,000	4.500	07/15/15	5,905,320
FHLMC PAC Series 2640, Class DR
2,000,000	4.000	08/15/17	1,909,439
FHLMC PAC Series 2644, Class BM
1,795,000	4.500	01/15/26	1,762,506
FHLMC PAC Series 2760, Class EC
4,050,000	4.500	04/15/17	3,897,590
FHLMC PAC Series 2791, Class KE
2,400,000	5.500	05/15/29	2,389,344
FHLMC PAC Series 2836, Class XQ
680,000	4.500	09/15/27	663,947
FHLMC PAC Series 2907, Class HC
2,600,000	5.000	06/15/27	2,572,759
FHLMC PAC Series 3259, Class EA
1,227,025	5.000	05/15/27	1,218,542
FHLMC REMIC PAC Series 1579, Class PM
979,974	6.700	09/15/23	999,817
FHLMC REMIC Series 2890, Class KB
3,115,000	4.500	02/15/19	2,912,263
FHLMC REMIC TAC Series 2658, Class A
2,370,492	4.500	08/15/18	2,252,538
FHLMC REMICS Series 2840, Class JL
3,327,113	4.500	06/15/23	3,191,435
FHLMC Series 2391, Class Z
5,531,641	6.000	12/15/31	5,454,422
FHLMC Series 2508, Class OY
1,485,000	4.500	10/15/17	1,411,340
FHLMC Series 2524, Class WC
1,950,000	6.000	11/15/28	1,964,909
FHLMC Series 2603, Class C
2,620,000	5.500	04/15/23	2,569,536
FHLMC Series 2672, Class NH
3,400,000	4.000	09/15/18	3,087,088
FHLMC Series 2677, Class BC
800,000	4.000	09/15/18	723,907
FHLMC Series 2742, Class K
4,915,000	4.000	01/15/19	4,456,077
FHLMC Series T-58, Class 1A3
1,176,349	4.391	11/25/38	1,164,323
FNMA FNIC PAC Series 2001-45, Class WG
1,925,487	6.500	09/25/31	1,969,532
FNMA PAC Series 2003-1, Class PG
3,300,000	5.500	09/25/31	3,252,503
FNMA PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	2,984,631
FNMA PAC Series 2004-53, Class NC
3,360,000	5.500	07/25/24	3,323,537
FNMA REMIC PAC Series 2003-14, Class AP
668,473	4.000	03/25/33	628,437

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
CMO – (continued)
FNMA REMIC PAC Series 2003-16, Class PN
$ 5,235,000	4.500%	10/25/15	$ 5,150,989
FNMA Series 2002-73, Class OE
3,404,000	5.000	11/25/17	3,303,853
FNMA Series 2002-82, Class XE
2,660,000	5.000	12/25/17	2,579,403
FNMA Series 2003-W6, Class 2A32
688,732	5.500	09/25/42	701,713
GNMA Series 1998-12, Class EB
1,292,441	6.500	05/20/28	1,298,555
Impac Secured Assets Corp. Series 2004-2, Class A6
1,975,401	5.740	08/25/34	1,982,251
Master Asset Securitization Trust Series 2004-3, Class 5A1
516,400	6.250	01/25/32	512,690
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
3,635,977	6.000	05/25/33	3,618,200
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
1,629,046	5.000	05/25/18	1,594,727
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
2,245,541	5.000	06/25/18	2,160,983

TOTAL CMO			$104,689,642

Commercial Mortgages – 3.7%
FNMA Series 2000-M2, Class C(b)
$ 3,755,925	7.178%	07/17/22	$ 3,813,463
GNMA Series 2001-12, Class B(b)
231,215	6.230	06/16/21	232,518
GNMA Series 2002-62, Class B
1,615,736	4.763	01/16/25	1,611,478
GNMA Series 2003-16, Class B
3,500,000	4.490	08/16/25	3,412,636
GNMA Series 2003-38, Class JC(b)
1,035,279	7.061	08/16/42	1,090,990
GNMA Series 2004-09, Class A
2,626,145	3.360	08/16/22	2,544,140
GNMA Series 2004-45, Class A
2,408,478	4.020	12/16/21	2,357,660
GNMA Series 2004-60, Class C(b)
5,000,000	5.240	03/16/28	4,937,501

TOTAL COMMERCIAL MORTGAGES			$ 20,000,386

Corporate Obligations – 18.5%
Aerospace/Defense – 0.2%
Lockheed Martin Corp.
$ 1,366,000	6.150%	09/01/36	$ 1,362,245

Beverages – 0.3%
Anheuser-Busch Cos., Inc.
1,500,000	5.600	03/01/17	1,465,187

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Computers – 0.2%
Intuit, Inc.
$ 1,000,000	5.400%	03/15/12	$ 983,928

Consumer Non-Durables – 0.2%
Clorox Co.
965,000	4.200	01/15/10	939,575

Electric – 1.6%
Columbus Southern Power Co.
2,870,000	5.850	10/01/35	2,691,142
Duke Energy Corp.
1,525,000	5.300	10/01/15	1,473,548
Exelon Generation Co. LLC
1,470,000	5.350	01/15/14	1,407,801
PSE&G Power LLC
1,485,000	5.000	04/01/14	1,402,449
San Diego Gas & Electric Co.
1,585,000	5.300	11/15/15	1,541,011

			8,515,951

Financial – 7.5%
American General Finance Corp.
2,870,000	3.875	10/01/09	2,795,377
Bank One Corp.(b)
1,000,000	9.875	03/01/19	1,184,476
Bear Stearns Companies, Inc.
1,250,000	4.500	10/28/10	1,195,836
Equitable Life Assurance Society of the United States(a)
5,900,000	7.700	12/01/15	6,600,855
General Electric Capital Corp. MTN Series A
4,325,000	5.875	02/15/12	4,409,878
3,000,000	6.000	06/15/12	3,063,018
Merrill Lynch & Co., Inc.
1,780,000	5.770	07/25/11	1,798,302
Merrill Lynch & Co., Inc. MTN
3,065,000	4.831	10/27/08	3,032,450
Metropolitan Life Insurance Co.(a)
6,000,000	7.700	11/01/15	6,665,676
Morgan Stanley
900,000	6.750	04/15/11	931,842
National Rural Utilities Cooperative Finance Corp.
1,550,000	5.450	04/10/17	1,501,834
Reed Elsevier Capital, Inc.
1,800,000	6.750	08/01/11	1,885,586
SunTrust Capital VIII(b)
2,670,000	6.100	12/15/36	2,355,266
Wells Fargo & Co.
3,480,000	3.125	04/01/09	3,363,003

			40,783,399

Hotels Restaurant & Leisure – 0.3%
McDonald’s Corp.
1,425,000	5.300	03/15/17	1,370,916

Industrial – 0.5%
Receipts on Corporate Securities Trust NSC-1998-1
2,806,383	6.375	05/15/17	2,845,925

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Multimedia – 0.6%
AOL Time Warner
$ 3,170,000	6.750%	04/15/11	$ 3,285,470

Oil & Gas – 1.6%
Apache Corp
1,300,000	7.375	08/15/47	1,435,300
Apache Finance Property Ltd.
4,500,000	7.000	03/15/09	4,611,920
Tosco Corp.
2,095,000	8.125	02/15/30	2,537,357

			8,584,577

Real Estate – 1.2%
Archstone-Smith Trust
2,550,000	5.750	03/15/16	2,521,111
ProLogis
2,030,000	5.250	11/15/10	2,016,653
Simon Property Group LP
2,000,000	5.375	06/01/11	1,988,764

			6,526,528

Sovereign Agency – 0.3%
Resolution Funding Corp.
1,500,000	8.125	10/15/19	1,859,566

Utilities – 1.0%
GTE Corp.
5,310,000	6.840	04/15/18	5,562,108

Yankee – 3.0%
BHP Billiton Finance USA Ltd.
2,044,000	4.800	04/15/13	1,959,885
750,000	6.750	11/01/13	789,839
955,000	5.250	12/15/15	913,261
Canadian National Railway Co.
1,190,000	6.200	06/01/36	1,162,401
Deutsche Telekom International Finance BV
1,335,000	8.000	06/15/10	1,426,059
France Telecom SA
1,286,000	7.750	03/01/11	1,380,804
Swiss Bank Corp.
7,335,000	7.375	06/15/17	8,363,345

			15,995,594

TOTAL CORPORATE OBLIGATIONS			$100,080,969

Foreign Debt Obligation – 1.0%
Sovereign – 1.0%
Egypt Agency for International Development
$ 5,700,000	4.450%	09/15/15	$ 5,401,491

Mortgage-Backed Pass-Through Obligations – 13.1%
FHLMC
$ 132,453	6.000%	12/01/13	$ 133,340
205,034	8.500	02/01/19	216,576

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Pass-Through Obligations – (continued)
FHLMC (continued)
$ 2,672,875	4.500%		12/01/19	$ 2,554,684
245,585	8.500		03/01/21	261,010
1,299,317	7.000		05/01/26	1,343,817
133,350	7.000		10/01/30	137,942
171,640	7.500		12/01/30	179,187
309,939	7.500		01/01/31	323,567
693,286	7.000		08/01/31	715,978
6,313,081	5.000		05/01/33	5,954,444
5,120,170	5.500		06/01/33	4,970,161
2,086,108	4.359	(b)	05/01/34	2,094,373
4,466,100	5.279	(b)	01/01/36	4,413,699
FNMA
202,569	5.500		01/01/09	201,563
182,131	7.000		07/01/09	184,408
48,691	6.500		02/01/12	50,024
188,694	6.000		12/01/13	188,178
102,665	6.500		07/01/14	104,909
191,421	9.000		11/01/21	203,802
84,266	6.500		08/01/24	85,764
119,417	6.500		09/01/24	121,540
125,019	9.000		02/01/25	134,606
41,872	6.500		03/01/26	42,626
91,480	8.000		07/01/28	96,510
271,379	6.500		10/01/28	277,163
157,320	7.205	(b)	12/01/28	158,781
61,193	6.500		01/01/29	62,497
154,177	6.000		07/01/29	153,885
179,685	7.500		09/01/29	188,035
197,320	7.000		03/01/31	204,761
65,998	7.500		03/01/31	68,959
378,712	7.000		11/01/31	392,730
1,033,461	7.000		01/01/32	1,071,715
2,343,039	6.000		12/01/32	2,335,403
4,373,513	5.000		02/01/33	4,125,619
813,583	5.251	(b)	02/01/33	801,632
7,962,807	5.500		03/01/33	7,728,982
2,873,432	5.000		07/01/33	2,710,563
9,816,019	4.500		08/01/33	8,969,787
3,227,825	5.000		02/01/34	3,042,470
1,577,954	5.063	(b)	10/01/34	1,561,077
3,454,965	5.102	(b)	02/01/35	3,375,770
GNMA
325,263	8.000		02/15/22	344,120
159,923	7.500		08/20/25	166,995
657,122	7.500		07/20/26	686,201
1,067,624	6.500		04/15/31	1,091,984
1,125,708	6.500		05/15/31	1,151,393
3,199,701	5.500		04/15/33	3,124,436
2,164,964	5.500		10/15/33	2,114,038

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS				$ 70,621,704

U.S. Government Agency Obligations – 14.3%
FFCB
$11,135,000	4.500%		05/06/14	$ 10,681,460
2,860,000	5.190		04/22/21	2,791,972
FHLB
2,270,000	5.575		02/17/09	2,291,086
5,000,000	4.875		11/27/13	4,907,810
2,915,000	5.375		08/15/24	2,874,820
3,025,000	7.125		02/15/30	3,630,983
FHLMC
10,000,000	4.125		07/12/10	9,761,140

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – (continued)
FHLMC (continued)
$ 7,380,000	4.875%	08/16/10	$ 7,351,491
11,000,000	5.500 (a)	07/15/11	11,111,573
2,500,000	6.250	07/15/32	2,727,793
FNMA
3,500,000	4.250	08/15/10	3,425,726
4,000,000	4.625	10/15/14	3,857,120
4,000,000	4.600	06/05/18	3,740,128
1,300,000	5.080	06/24/18	1,239,072
1,635,000	7.125	01/15/30	1,958,457
Tennessee Valley Authority
1,981,000	6.750	11/01/25	2,265,178
1,000,000	7.125	05/01/30	1,211,398
1,480,000	5.880	04/01/36	1,563,629

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$ 77,390,836

U.S. Treasury Obligations – 6.9%
United States Treasury Bonds
$ 3,750,000	5.500%	08/15/28	$ 3,994,043
7,765,000	6.250	05/15/30	9,108,710
United States Treasury Notes
10,000,000	4.875	04/30/11	10,098,440
4,500,000	4.250	11/15/14	4,369,923
9,965,000	4.000	02/15/15	9,499,445

TOTAL U.S. TREASURY OBLIGATIONS			$ 37,070,561

Repurchase Agreement(d) – 0.9%
State Street Bank & Trust Co.
$ 4,817,000	4.700%	08/01/07	$ 4,817,000
Maturity Value: $4,817,629

TOTAL INVESTMENTS – 98.8%			$533,918,633
Other assets in excess of liabilities – 1.2%			6,563,276

Net Assets – 100.0%			$540,481,909

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)

Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $34,080,075, which represents approximately 6.3% of net assets as of July 31, 2007.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2007.
(c)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.
(d)	Repurchase agreement was entered into on July 31, 2007. This agreement was fully collateralized by $4,525,000 U.S. Treasury Note, 5.500% due 08/15/28 with a market value of $4,914,965.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
CMBS	— Commercial Mortgage Backed Securities
CMO	— Collateralized Mortgage Obligation
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNIC	— Financial Network Investment Corporation
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Government National Mortgage Association
GO	— General Obligation
MBIA	— Insured by Municipal Bond Investors Assurance
MTN	— Medium-Term Note
PAC	— Planned Amortization Class
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
TAC	— Targeted Amortization Class
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$539,578,771
Gross unrealized gain	5,204,743
Gross unrealized loss	(10,864,881)
Net unrealized security loss	$(5,660,138)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

July 31, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
CMBS – 2.0%
Small Business Administration Series 2006-P10B, Class 1
$1,991,243	5.681%	08/10/16	$ 1,981,661

CMO – 24.3%
American Home Mortgage Investment Trust Series 2004-3, Class 6A4
$1,337,000	5.010%	10/25/34	$ 1,320,274
Bank of America Funding Corp. Series 2004-A, Class 1A3(a)
253,681	5.007	09/20/34	248,912
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
707,120	5.401	09/25/34	705,777
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
998,834	4.750	12/25/18	983,497
Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1(a)
1,274,344	3.780	11/19/33	1,233,399
FHLMC PAC Series 023, Class PK
734,228	6.000	11/25/23	743,243
FHLMC PAC Series 159, Class H
53,283	4.500	09/15/21	52,517
FHLMC PAC Series 1614, Class MB
303,604	6.500	12/15/09	305,322
FHLMC PAC Series 1650, Class K
880,000	6.500	01/15/24	904,781
FHLMC PAC Series 2109, Class PE
640,812	6.000	12/15/28	648,888
FHLMC PAC Series 2131, Class PE
21,109	6.000	04/15/26	21,056
FHLMC PAC Series 2389, Class CD
153,981	6.000	03/15/16	154,483
FHLMC PAC Series 2594, Class OR
419,660	4.250	06/15/32	405,328
FHLMC PAC Series 2626, Class KA
944,296	3.000	03/15/30	875,675
FHLMC REMIC PAC Series 041, Class F
146,490	10.000	05/15/20	146,038
FHLMC REMIC PAC Series 1351, Class TE
685,302	7.000	08/15/22	683,737
FHLMC REMIC PAC Series 1673, Class H
14,166	6.000	11/15/22	14,152
FHLMC REMIC PAC Series 2022, Class PE
186,110	6.500	01/15/28	190,524
FHLMC REMIC PAC Series 2161, Class PG
66,395	6.000	04/15/28	66,327
FHLMC REMIC PAC Series 2345, Class PQ
109,306	6.500	08/15/16	111,881
FHLMC REMIC PAC Series 2439, Class LG
843,273	6.000	09/15/30	846,791
FHLMC Series 031, Class EA Principal-Only Stripped Security(b)
401,776	0.000	04/25/24	385,402
FHLMC Series 2515, Class KA
94,963	5.000	02/15/16	94,639
FHLMC Series 2584, Class LX
307,376	5.500	12/15/13	308,786
FHLMC Series 2782, Class MC
448,985	4.500	01/15/11	447,148
FHLMC Series T-58, Class 1A3
784,233	4.391	11/25/38	776,215
FNMA PAC Series 1992-129, Class L
422,186	6.000	07/25/22	428,318

Principal Amount	Interest Rate	Maturity Date	Value
CMO – (continued)
FNMA PAC Series 2001-76, Class UC
$ 484,952	5.500%	11/25/15	$ 483,337
FNMA PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	553,152
FNMA REMIC PAC Series 1993-132, Class A Principal-Only Stripped Security(b)
102,291	0.000	10/25/22	93,846
FNMA REMIC PAC Series 1998-36, Class J
276,681	6.000	07/18/28	276,325
FNMA REMIC PAC Series 2001-71, Class MB
652,116	6.000	12/25/16	660,421
FNMA REMIC PAC Series 2003-14, Class AP
898,787	4.000	03/25/33	844,958
FNMA REMIC Series 1991-137, Class H
221,254	7.000	10/25/21	230,514
FNMA REMIC Series 1992, Class 89 Principal-Only Stripped Security(b)
65,529	0.000	06/25/22	55,589
FNMA REMIC Series 1993-140, Class J
729,292	6.650	06/25/13	732,228
FNMA REMIC Series 1993-182, Class FA(a)
56,821	4.380	09/25/23	55,794
FNMA REMIC Series 1993-183, Class K
209,286	6.500	07/25/23	211,446
GNMA REMIC PAC Series 2001-6, Class PM
77,170	6.500	06/16/30	77,307
GNMA Series 1998-12, Class EB
323,110	6.500	05/20/28	324,639
GNMA Series 2001-53, Class F(a)
90,175	5.670	10/20/31	90,685
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
1,196,712	3.818	04/21/34	1,175,939
Master Asset Securitization Trust Series 2003-6, Class 9A1
796,442	4.250	07/25/33	765,878
Master Asset Securitization Trust Series 2004-3, Class 5A1
245,571	6.250	01/25/32	243,807
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
632,815	5.000	05/25/18	619,483
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
87,463	6.250	12/25/23	87,078
Vendee Mortgage Trust Series 1996-2, Class 1Z
349,081	6.750	06/15/26	361,484
Washington Mutual MSC Mortgage Pass-Through Series 2002-MS8, Class 4A5
761,970	5.750	12/25/32	764,473
Washington Mutual, Inc. Series 2003-AR4, Class A6(a)
1,338,075	3.423	05/25/33	1,324,222
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
404,197	5.000	06/25/18	388,977

TOTAL CMO			$23,524,692

Commercial Mortgages – 8.3%
FNMA Series 2000-M2, Class C(a)
$1,306,409	7.178%	07/17/22	$ 1,326,422

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Commercial Mortgages – (continued)
GNMA REMIC Series 2004-51, Class A
$ 207,332	4.145%		02/16/18	$ 203,764
GNMA Series 2003-88, Class AC
1,909,080	2.914		06/16/18	1,859,387
GNMA Series 2004-09, Class A
1,175,701	3.360		08/16/22	1,138,989
GNMA Series 2004-20, Class C
1,700,000	4.430		04/16/34	1,641,536
GNMA Series 2004-45, Class A
1,204,239	4.020		12/16/21	1,178,830
GNMA Series 2004-60, Class C(a)
650,000	5.240		03/16/28	641,875

TOTAL COMMERCIAL MORTGAGES				$7,990,803

Mortgage-Backed Pass-Through Obligations – 7.8%
FHLMC
$ 272,671	5.500%		08/01/17	$ 270,549
666,888	6.000		01/01/19	670,144
531,756	6.000		05/01/19	534,353
174,257	6.000		10/01/23	174,054
1,266,736	5.684	(a)	05/01/36	1,265,776
FNMA
87,559	7.000		03/01/09	87,988
571,366	4.500		11/01/09	559,562
6,903	6.500		02/01/12	7,092
283,793	6.500		09/01/13	290,183
377,674	10.500		11/01/15	407,957
315,742	6.000		07/01/16	318,198
11,688	6.320	(a)	08/01/23	11,815
4,900	9.000		07/01/24	5,271
18,618	7.205	(a)	12/01/28	18,791
114,761	7.000		11/01/31	119,009
822,748	6.000		07/01/33	820,066
1,148,142	4.004	(a)	02/01/34	1,127,441
735,790	5.063	(a)	10/01/34	727,920
GNMA
18,110	8.000		07/15/17	19,060
668	6.125	(a)	11/20/24	676
1,365	6.125	(a)	12/20/24	1,383
26,765	5.375	(a)	04/20/26	27,069
20,833	5.750	(a)	08/20/26	21,059
28,986	6.375	(a)	01/20/28	29,310

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS				$ 7,514,726

U.S. Government Agency Obligations – 41.6%
FFCB
$2,000,000	3.000%		04/15/08	$ 1,969,542
3,000,000	5.200		05/02/08	2,999,808
237,000	6.890		09/13/10	249,955
250,000	7.000		09/01/15	277,558
500,000	6.125		12/29/15	526,958
FHLB
525,000	3.500		09/12/07	523,888
125,000	5.875		11/15/07	125,181
115,000	6.020		01/09/08	115,342
50,000	5.970		03/25/08	50,224
1,000,000	6.000		06/11/08	1,007,039
3,400,000	2.625		07/15/08	3,323,510
2,000,000	3.875		08/22/08	1,975,998

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – (continued)
FHLB (continued)
$ 250,000	5.365%	12/11/08	$ 251,431
125,000	5.900	03/26/09	126,906
35,000	5.985	04/09/09	35,592
3,500,000	5.250	06/19/09	3,519,229
1,250,000	4.750	12/09/11	1,233,470
FHLMC
3,000,000	3.625	02/15/08	2,973,618
1,000,000	4.625	08/15/08	995,651
4,600,000	3.625	09/15/08	4,529,933
2,000,000	4.875	02/09/10	1,995,410
3,000,000	5.500 (c)	07/15/11	3,030,429
FNMA
5,500,000	7.250	01/15/10	5,786,649
1,000,000	6.000	05/15/11	1,031,935
1,500,000	6.125	03/15/12	1,561,953

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$40,217,209

U.S. Treasury Obligations – 13.1%
United States Treasury Notes
$1,500,000	4.875%	08/31/08	$ 1,501,758
4,000,000	4.000	06/15/09	3,959,376
2,250,000	4.125	08/15/10	2,222,577
3,000,000	4.500	11/15/10	2,996,250
2,000,000	5.125	06/30/11	2,038,906

TOTAL U.S. TREASURY OBLIGATIONS			$12,718,867

Repurchase Agreement(d) – 5.9%
State Street Bank & Trust Co.
$5,715,000	4.700%	08/01/07	$ 5,715,000
Maturity Value: $5,715,746

TOTAL INVESTMENTS – 103.0%			$99,662,958
Liabilities in excess of other assets – (3.0)%			(2,907,441)

Net Assets – 100.0%			$96,755,517

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2007.
(b)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $3,030,429, which represents approximately 3.1% of net assets as of July 31, 2007.
(d)	Repurchase agreement was entered into on July 31, 2007. This agreement was fully collateralized by $5,370,000 U.S. Treasury Bond, 5.500%, due 08/15/2028 with a market value of $5,832,787.

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Investment Abbreviations:
CMBS	— Commercial Mortgage Backed Securities
CMO	— Collateralized Mortgage Obligation
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
MSC	— Mortgage Securities Corp.
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$101,469,087
Gross unrealized gain	408,829
Gross unrealized loss	(2,214,958)
Net unrealized security loss	$(1,806,129)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 100.0%
Alabama – 2.6%
Alabama Drinking Water Finance Authority Revenue Bonds (Revolving Funding Program) Series A (AMBAC) (AAA/Aaa)
$ 760,000	4.700%	08/15/11	$ 766,977
Birmingham AL GO Bonds (Refunding Warrants) Series B (FSA) (AAA/Aaa)
650,000	5.500	07/01/12	697,248
Birmingham AL Special Care Facilities Financing Authority Revenue Bonds (Childrens Hospital) Series B (AMBAC) (AAA/Aaa)
1,005,000	5.000	06/01/16	1,055,200
Madison AL GO Bonds (Refunding Warrants) (FSA) (AAA/Aaa)
1,160,000	5.000	04/01/19	1,232,059

			3,751,484

Alaska – 0.2%
Alaska Housing Finance Corp Revenue Bonds Series A (MBIA) (A-1+/VMIG1)
300,000	3.500	12/01/30	300,000

Arizona – 3.3%
Glendale AZ Industrial Development Authority Revenue Bonds (Refunding Midwestern University) (A-/NR)
1,000,000	5.250	05/15/19	1,067,000
500,000	5.250	05/15/22	532,885
Maricopa County AZ School District No. 3 Tempe Elementary GO Bonds (School Improvement Project 2005) Series B (FSA) (NR/Aaa)
1,000,000	4.500	07/01/21	1,007,130
Maricopa County AZ School District No. 6 Washington Elementary GO Bonds (School Improvement Project 2001) Series B (FSA) (AAA/Aaa)
400,000	5.000	07/01/17	430,752
Pinal County AZ Unified School District No. 43 Apache Junction GO Bonds (Refunding) (FGIC) (AAA/Aaa)
500,000	5.750	07/01/15	560,620
Queen Creek AZ Excise Tax & State Shared Revenue Bonds (MBIA) (AAA/Aaa)
1,070,000	5.000	08/01/27	1,113,560

			4,711,947

Arkansas – 2.3%
Arkansas State Development Finance Authority Economic Development Revenue Bonds (Taxable) (A/NR)
460,000	5.480	09/01/17	448,859
Arkansas State Development Finance Authority State Park Facilities Revenue Bonds (Mt. Magazine Project) (FSA) (AAA/Aaa)
1,000,000	5.000	01/01/17	1,055,450
Arkansas State Federal Highway Grant GO Bonds Series A (AA/Aa2)
1,000,000	5.250	08/01/11	1,040,100
Arkansas State Federal Highway Grant GO Bonds Series A (AA/Aa2) (AA/Aa2)
325,000	5.500	08/01/10	335,390
Arkansas State GO Bonds Capital Appreciation College Savings Series C (AA/Aa2)(a)
540,000	0.000	06/01/12	442,865

			3,322,664

California – 1.4%
West Contra Costa CA Unified School District GO Bonds (Refunding) Series A (MBIA) (AAA/Aaa)
1,810,000	5.700	02/01/22	2,045,626

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Colorado – 2.3%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-Littleton Academy) (ETM) (NR/NR)
$ 425,000	5.375%	01/15/12	$ 436,394
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-University Laboratory School Project) (ETM) (NR/NR)
225,000	5.250	06/01/11	230,306
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Nashville Public Radio) (BBB+/NR)
365,000	5.500	04/01/09	374,877
390,000	5.500	04/01/10	406,208
Colorado State Department of Corrections Certificates of Participation (AMBAC) (AAA/Aaa)(a)
100,000	0.000	03/01/10	90,203
Douglas County School District No. 1 (Douglas & Elbert Counties) GO Bonds (Capital Appreciation) Series B (NR/Aa2)(a)
550,000	0.000	12/15/13	419,111
El Paso County School District No 20. (Capital Appreciation) (FSA) (A/Aaa)(a)
720,000	0.000	12/15/14	529,711
El Paso County School District No. 11 GO Bonds (Capital Appreciation) (MBIA) (AAA/Aaa)(a)
1,000,000	0.000	12/01/12	805,550

			3,292,360

District Of Columbia – 1.3%
District of Columbia GO Bonds (Multimodal) Series A (FSA) (A-1+/VMIG1)(b)
200,000	3.550	06/01/15	200,000
District of Columbia Revenue Bonds (World Wildlife Fund) Series A (AMBAC) (AAA/Aaa)
555,000	5.750	07/01/11	588,883
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds (FSA) (AAA/Aaa)
500,000	5.500	10/01/17	554,595
Metropolitan Washington DC Airports Authority Revenue Bonds (Refunding) Series B (AMT) (MBIA) (AAA/Aaa)
500,000	5.250	10/01/09	512,400

			1,855,878

Florida – 3.1%
Florida State Community Services Corp. Walton County Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aaa)
1,330,000	5.500	03/01/14	1,428,367
Orlando Utilities Community Systems Revenue Bonds (Refunding) (AA/AA-1)
1,500,000	5.000	10/01/22	1,571,775
Tallahassee FL Construction Utilities Systems Revenue Bonds (Refunding) (AMBAC) (AAA/Aaa)
1,350,000	5.000	10/01/29	1,399,329

			4,399,471

Illinois – 6.8%
Chicago IL Board of Education Certificates of Participation (Lease) Series A (MBIA) (AAA/Aaa)
500,000	6.250	01/01/10	527,595

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Chicago IL GO Bonds Series A (FGIC) (AAA/Aaa)(c)
$2,000,000	6.000%	07/01/10	$ 2,138,020
1,000,000	6.125	07/01/10	1,072,430
Chicago IL Wastewater Transmission Revenue Bonds (Second Lien) Series A (MBIA) (A1+/VMIGI)(b)
100,000	3.550	08/07/07	100,000
Cook County IL High School District No 214-Arlington Heights Township (Limited Tax) (MBIA) (NR/Aaa)
1,525,000	5.000	12/01/25	1,601,006
Cook County IL School District No. 039 Wilmette GO Bonds (Refunding) (NR/Aa1)
1,025,000	5.750	12/01/13	1,099,364
Elgin IL GO Bonds (Refunding) Series B (NR/Aa2)
25,000	4.800	01/01/10	25,093
Illinois Educational Facilities Authority Student Housing Revenue Bonds (Educational Advancement Fund University Center Project) (ETM) (NR/Aaa)
670,000	5.500	05/01/12	715,982
Illinois Finance Authority Revenue Bonds (Refunding Shedd Aquarium Society) (AMBAC) (AAA/Aaa)
1,685,000	5.000	07/01/21	1,764,481
Illinois Housing Development Authority Revenue Bonds (Refunding Single Family Housing) Series C-1 (AA/Aa2)
255,000	3.700	02/01/13	249,966
Will County IL Community Unit School District No. 365 Valley View GO Bonds (Capital Appreciation) Series B (FSA) (AAA/Aaa)(a)
635,000	0.000	11/01/13	491,338

			9,785,275

Indiana – 7.1%
Allen County IN War Memorial Revenue Bonds (Refunding Coliseum Additions Building Corp.) Series A (NR/Aa3)
600,000	5.000	05/01/16	638,400
615,000	5.000	11/01/16	655,731
Anderson IN School Building Corp. GO Bonds (First Mortgage) (FSA) (AAA/Aaa)(c)
420,000	5.000	07/15/14	447,090
Elkhart County IN Complex Building Corp. Revenue Bonds (First Mortgage) (AA-/NR)
880,000	4.000	06/01/12	882,262
Elkhart County IN Hospital Authority Revenue Bonds (NR/A-1)
390,000	4.750	08/15/11	393,019
Evansville Vanderburgh IN Public Leasing Corp. Revenue Bonds (Refunding First Mortgage) (AMBAC) (AAA/NR)
1,740,000	5.250	07/15/16	1,884,368
Frankfort IN High School Elementary School Building Corp. Revenue Bonds (First Mortgage) (FSA) (NR/Aaa)
1,635,000	4.500	07/15/17	1,668,795
Indiana University Revenue Bonds (Student Residence Systems) Series B (AMBAC) (AAA/Aaa)
500,000	5.250	11/01/18	535,690
Indianapolis Local Public Improvement Revenue Bonds (Refunding) Series B (AA/Aa2)
1,300,000	6.000	01/10/20	1,474,421
Monroe-Gregg Industrial Grade School Building Corp. Revenue Bonds (First Mortgage) (FSA) (AAA/Aaa)
375,000	4.250	07/15/17	374,389

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana – (continued)
South Madison Industrial Middle School Building Corp Revenue Bonds (FGIC) (First Mortgage) (AAA/NR)
$1,200,000	5.000%	07/15/18	$ 1,274,388

			10,228,553

Iowa – 4.2%
Ankeny IA Community School District GO Bonds (FSA) (NR/Aaa)
1,370,000	4.500	06/01/25	1,350,094
1,215,000	4.500	06/01/26	1,192,231
Iowa Finance Authority Revenue Bonds (Refunding Child Services) (NR/NR)
160,000	5.100	06/01/17	160,446
480,000	5.125	06/01/18	480,101
405,000	5.125	06/01/19	403,728
200,000	5.125	06/01/20	198,594
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series A (GNMA/FNMA) (AAA/Aaa)
245,000	4.300	07/01/16	244,633
Iowa Student Loan Liquidity Corp. Revenue Bonds Series E (AMT) (NR/Aaa)
2,000,000	5.700	06/01/09	2,039,060

			6,068,887

Kansas – 1.4%
Junction City KS GO Bonds Series C (NR/NR)
500,000	5.000	08/01/07	500,000
Kansas Independent College Finance Authority Educational Facilities Revenue Bonds (Benedictine College Project) (GO OF UNIV) (NR/NR)(c)
100,000	6.250	10/01/07	100,393
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A3)
750,000	5.250	07/01/12	782,565
Neosho County KS Sales Tax Revenue Bonds (MBIA) (ETM) (AAA/Aaa)
150,000	5.500	08/15/11	156,807
Sedgwick County Unified School District No 261 (Refunding & School Improvement) (FSA) (AAA/NR)
450,000	5.000	11/01/32	469,026

			2,008,791

Kentucky – 0.7%
Butler County KY School District Finance Corp. School Building Revenue Bonds (Refunding) Series B (NR/Aa3)
560,000	3.250	08/01/13	529,933
Jefferson County KY GO Bonds (Refunding) Series C (AMT) (AA+/Aa2)
460,000	5.450	05/15/08	465,810

			995,743

Louisiana – 2.9%
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Capital Projects & Equipment Acquisition) (AMBAC) (AAA/Aaa)
2,755,000	5.250	12/01/18	2,982,453

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Louisiana – (continued)
Tangipahoa Parish LA Hospital Service District No. 1 Revenue Bonds (Refunding North Oaks Medical Center Project) Series A (A/NR)
$1,100,000	5.375%	02/01/18	$ 1,153,361

			4,135,814

Massachusetts – 0.0%
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (Boston College) Series L (AA-/Aa3)
10,000	5.250	06/01/13	10,205

Michigan – 10.4%
Galesburg-Augusta MI Community Schools GO Bonds (Refunding) (Q-SBLF/FGIC) (AAA/Aaa)
150,000	4.500	05/01/30	146,235
Genesee County MI Sewage Disposal Systems Revenue Bonds (Interceptors & Treatment Facilities) (FGIC) (AAA/Aaa)
550,000	4.000	05/01/14	551,386
Lake Orion MI Community School District GO Bonds Series A (Q-SBLF/FGIC) (AAA/Aaa)(c)
2,000,000	6.000	05/01/10	2,112,440
Michigan Higher Education Facilities Authority Limited Obligation Revenue Bonds (Calvin College Project) (NR/NR)
500,000	5.400	12/01/11	517,010
1,125,000	5.550	12/01/13	1,163,869
1,625,000	5.650	12/01/14	1,683,565
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (AAA/Aa2)(c)
1,650,000	6.125	11/15/09	1,748,917
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (MBIA) (AAA/Aaa)
2,500,000	5.500	11/15/10	2,611,550
Newaygo MI Public Schools GO Bonds (Q-SBLF) (AA-/Aa3)(c)
750,000	5.000	05/01/10	772,808
250,000	5.125	05/01/10	258,410
Paw Paw MI Public School District GO Bonds (School Building & Site) (Q-SBLF) (AA-/Aa3)(c)
475,000	5.300	05/01/10	493,121
South Lyon MI Community Schools GO Bonds Series A (Q-SBLF) (AA-/Aa3)(c)
875,000	5.500	05/01/10	912,905
Stockbridge MI Community Schools GO Bonds (Q-SBLF) (AA-/Aa3)(c)
665,000	5.100	05/01/10	687,291
Thornapple Kellogg MI School District GO Bonds (Refunding) (FSA/Q-SBLF) (AAA/Aaa)
1,130,000	5.000	05/01/21	1,180,861

			14,840,368

Minnesota – 2.1%
Chaska MN Electric Revenue Bonds Series A (NR/A3)(c)
1,000,000	6.000	10/01/10	1,065,200
Dakota County MN Community Development Agency GO Bonds (Governmental Housing Development) (Refunding Senior Housing Facilities) Series A (AA+/Aaa)
900,000	5.000	01/01/15	958,392

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Minnesota – (continued)
Minneapolis St. Paul MN Housing Finance Board Single Family Mortgage Revenue Bonds (Mortgage Backed Securities City Living Project) Series A-3 (GNMA/FNMA) (AAA/NR)
$ 991,126	5.700%	04/01/27	$ 1,045,915

			3,069,507

Mississippi – 0.6%
Mississippi Medical Center Educational Building Corp. Revenue Bonds (University of Mississippi Medical Center Project) (MBIA-IBC) (ETM) (AAA/Aaa)
770,000	5.650	12/01/09	784,884

Missouri – 7.9%
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
400,000	5.250	06/01/12	417,624
Howard Bend MO Levee District Special Tax Revenue Bonds (NR/NR)(c)
600,000	5.650	03/01/09	622,476
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) (NR/Aa3)
865,000	5.000	12/01/13	916,364
Jefferson City MO School District GO Bonds Series A (NR/Aa2)
300,000	6.700	03/01/11	316,305
Joplin MO Industrial Development Authority Health Care Facilities Revenue Bonds (Freeman Health Systems Project) (BBB+/NR)
290,000	4.000	02/15/08	289,237
555,000	5.500	02/15/14	584,182
Missouri State Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (MBIA) (AAA/Aaa)
1,000,000	5.250	12/01/13	1,055,670
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Hartman Heritage Center Phase II) (AMBAC) (AAA/Aaa)
1,070,000	5.000	04/01/19	1,108,584
Missouri State Health & Educational Facility Authority Revenue Bonds (SSM Health Care) Series A (MBIA) (AAA/Aaa)
200,000	5.000	06/01/12	203,750
Missouri State Health & Educational Facility Authority Revenue Bonds (St. Anthony’s Medical Center) (ETM) (NR/A2)
500,000	6.250	12/01/08	516,340
Missouri State Housing Development Commission Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
1,010,000	4.750	12/01/10	1,027,029
Osage Beach MO Waterworks & Sewer System Revenue Bonds (NR/NR)(c)
225,000	5.500	12/01/10	236,552
290,000	5.600	12/10/10	305,785
Raytown MO Sewer Revenue Bonds (NR/NR)
275,000	4.625	07/01/24	265,441
Springfield MO Special Obligations (College Station Garage) Series A (NR/A-1)
540,000	4.500	11/01/18	539,492
530,000	4.500	11/01/19	527,005
St. Charles MO Certificates of Participation Series B (NR/A2)
1,000,000	5.500	05/01/18	1,052,120
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding Ranken Jordan Project) (NR/NR)
500,000	5.000	11/15/17	502,545

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis MO Parking Facilities Revenue Bonds (Downtown Parking Facilities) Series A (NR/NR)(c)
$ 200,000	5.875%	02/01/12	$ 215,968
St. Peters MO GO Bonds (Refunding) (FGIC) (NR/Aaa)
650,000	7.200	01/01/08	659,152

			11,361,621

Montana – 0.6%
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (AA+/Aa1)
405,000	4.350	06/01/16	398,881
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (GO) (AA+/AA-1)
415,000	4.350	12/01/16	408,447

			807,328

Nebraska – 0.4%
Nebraska Investment Finance Authority Revenue Bonds (Single Family Housing) Series F (GNMA/FNMA/FHLMC) (AAA/NR)
125,000	4.300	09/01/14	123,428
180,000	4.350	03/01/15	177,833
100,000	4.350	09/01/15	98,724
105,000	4.400	09/01/16	103,536

			503,521

New Mexico – 0.0%
New Mexico Mortgage Finance Authority Revenue Bonds (Single Family Mortgage Program) Series A-3 (GNMA/FNMA/FHLMC) (AAA/NR)
10,000	6.150	09/01/17	10,295

New York – 4.5%
Metropolitan Transportation Authority NY Service Contract Revenue Bonds (Refunding) Series A (AA-/A1)
2,000,000	5.100	01/01/21	2,080,860
New York NY City Transitional Finance Authority Revenue Bonds (Prerefunded Future Tax) Series B (AAA/Aa1)(c)
375,000	6.000	05/15/10	400,976
New York NY City Transitional Finance Authority Revenue Bonds (Unrefunded Future Tax) Series B (AAA/Aa1)(c)
125,000	6.000	05/15/10	133,659
New York NY GO Bonds (Prerefunded) Series J (AAA/Aa3)(c)
90,000	5.250	08/01/08	92,280
New York NY GO Bonds (Unrefunded Balance) Series J (AA/Aa3)
2,495,000	5.250	08/01/11	2,554,256
New York NY GO Bonds Series G (AA/Aa3)
1,000,000	5.625	08/01/13	1,076,660
New York State Dormitory Authority Revenue Bonds (Unrefunded Balance) Series C (AA-/A1)
135,000	7.375	05/15/10	142,603

			6,481,294

North Carolina – 0.6%
Durham NC Certificates of Participation Series B (AA+/Aa2)
445,000	4.250	06/01/15	452,391
Durham Water & Sewer Utility System Revenue Bonds (Wachovia Bank N.A.) (Variable) (A-1+/VMIG1)(b)
300,000	3.550	12/01/15	300,000

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
North Carolina – (continued)
North Carolina Housing Finance Agency Mortgage Revenue Bonds (Single Family) Series TT (AMT) (AA/Aa2)
$ 155,000	5.000%	09/01/07	$ 154,997

			907,388

North Dakota – 1.6%
North Dakota State Building Authority Revenue Bonds (Refunding) Series B (AMBAC) (AAA/Aaa)
725,000	4.250	12/01/16	729,009
North Dakota State Housing Finance Agency Mortgage Revenue Bonds (Housing Finance Project) Series B (AMT) (AAA/Aa1)
550,000	4.400	07/01/16	543,593
North Dakota State Housing Finance Agency Revenue Bonds (Housing Finance Project) Series B (AAA/Aa1)
635,000	4.450	07/01/17	626,967
North Dakota State Municipal Bond Bank Revenue Bonds (State Revolving Funding Program) Series A (NR/Aaa)(c)
400,000	6.000	10/01/10	426,324

			2,325,893

Ohio – 4.9%
Akron OH Certificates of Participation (Parking Facilities Project) Series A (AMBAC) (AAA/NR)
1,250,000	5.000	12/01/16	1,331,350
Cleveland OH Municipal School District GO Bonds (FSA) (AAA/Aaa)
1,695,000	5.000	12/01/22	1,767,512
Cuyahoga County OH GO Bonds (AA+/Aa1)
165,000	5.550	12/01/20	173,357
Fairview Park OH GO Bonds (Refunding Improvements) (MBIA) (NR/Aaa)
1,000,000	5.000	12/01/30	1,039,280
Indian Lake OH Local School District GO Bonds (Refunding & Improvement School Facilities Construction) (MBIA) (AAA/Aaa)
830,000	4.500	12/01/21	831,262
Ohio State Higher Educational Facilities Revenue Bonds (College of Wooster Project) (NR/A1)
520,000	5.000	09/01/14	546,203
Ohio State Transportation Project Revenue Bonds (Street Transportation Board Fund) Series 2006-2 (NR/NR)
640,000	4.250	11/15/10	643,475
Olentangy Local School District GO Bonds (Capital Appreciation Refunding) Series A (FSA) (AAA/Aaa)(a)
500,000	0.000	12/01/16	336,220
Westlake OH GO Bonds (Street Improvement) (AAA/Aaa)
260,000	5.250	12/01/25	289,682

			6,958,341

Oklahoma(c) – 1.9%
Tulsa County OK Public Facilities Authority Capital Improvement Revenue Bonds (AA-/NR)
2,530,000	6.200	11/01/09	2,709,756

Oregon – 3.1%
Oregon State Department of Administrative Services Lottery Revenue Bonds (Taxable Lottery Administration) (FSA) (AAA/Aaa)
250,000	5.389	04/01/08	250,640
Oregon State Housing & Community Services Department Mortgage Revenue Bonds (Single-Family Mortgage) Series D (NR/Aa2)
1,280,000	4.350	07/01/18	1,290,189

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Oregon – (continued)
$1,475,000	4.400%	07/01/19	$ 1,485,738
990,000	4.450	07/01/20	997,187
Oregon State Housing & Community Services Department Mortgage Revenue Bonds Series E (NR/Aa2)
425,000	4.600	07/01/30	408,111

			4,431,865

Pennsylvania – 0.5%
Oxford PA Area Sewer Authority Revenue Bond (FSA) (NR/Aaa)
765,000	4.500	03/01/13	772,168

Puerto Rico – 0.0%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (MBIA) (AAA/Aaa)
10,000	5.000	07/01/20	10,822

Rhode Island – 0.5%
Rhode Island State Student Loan Revenue Bonds Series 3 (AMBAC) (AMT) (NR/Aaa)
180,000	5.700	12/01/12	184,358
190,000	5.750	12/01/13	194,948
205,000	5.800	12/01/14	210,777
125,000	5.900	12/01/15	128,862

			718,945

South Carolina – 1.2%
Berkeley County SC GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
445,000	5.000	09/01/14	471,495
Florence SC Water & Sewer Revenue Bonds (AMBAC) (AAA/Aaa)
390,000	7.500	03/01/11	428,840
Greenville County SC Public Facilities Corp. Certificates of Participation (Refunding University Center Project) (AMBAC) (AAA/Aaa)
700,000	5.000	04/01/16	744,338

			1,644,673

South Dakota – 1.4%
Hot Springs SD School District No 23-2 (NR/NR)
120,000	4.800	07/01/09	122,253
South Dakota Housing Development Authority Revenue Bonds (Homeowner Mortgage-E-1) (AMT) (AAA/Aa1)
250,000	5.150	05/01/11	253,490
South Dakota Housing Development Authority Revenue Bonds (Multiple Purpose) Series A (FSA) (NR/Aaa)
125,000	4.300	11/01/10	126,237
South Dakota State Health & Educational Facilities Authority Revenue Bonds (Rapid City Regional Hospital) (MBIA) (AAA/Aaa)
800,000	5.000	09/01/08	809,936
660,000	5.000	09/01/10	680,843

			1,992,759

Tennessee – 1.5%
Memphis TN GO Bonds (Refunding & General Improvement) (A/A1)
1,040,000	5.000	10/01/17	1,106,414
Memphis-Shelby County TN Sports Authority, Inc. Revenue Bonds (Memphis Arena Project) Series A (AMBAC) (AAA/Aaa)
700,000	5.500	11/01/11	746,200

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Tennessee – (continued)
Tennessee Housing Development Agency Revenue Bonds (Homeownership Program) (AMT) (GO) (AA/Aa2)
$ 220,000	4.250%	01/01/14	$ 215,259

			2,067,873

Texas – 7.3%
Channelview TX Independent School District GO Bonds (Building) Series B (PSF-GTD) (AAA/Aaa)
250,000	5.000	08/15/20	260,520
625,000	5.000	08/15/21	650,150
Comal TX Independent School District GO Bonds (Capital Appreciation) (Refunding) (PSF-GTD) (NR/Aaa)(a)
1,700,000	0.000	02/01/15	1,234,064
Corpus Christi TX Utility System Revenue Bonds (Refunding) (FSA) (AAA/Aaa)
375,000	5.000	07/15/12	393,570
Dallas Civic Center Revenue Bonds (Refunding & General Improvement) (MBIA) (AAA/Aaa)
1,000,000	4.875	08/15/23	1,015,200
Dickinson TX Independent School District GO Bonds (Refunding School Building) (PSF-GTD) (AAA/Aaa)
500,000	5.000	02/15/14	528,490
El Campo TX Independent School District GO Bonds (PSF-GTD) (AAA/NR)
655,000	4.500	08/15/19	660,705
Harris County TX Revenue Bonds Toll Roads Subordinated Lien (Refunding) (AA+/Aa1)(b)
365,000	5.000	08/01/08	369,555
Houston TX Community College Systems Revenue Bonds (Unrefunded Balance) (Refunding) (MBIA) (AAA/Aaa)
1,000,000	5.375	04/15/13	1,051,710
Lake Worth Independent School District GO Bonds (Capital Appreciation) Series B (PSF-GTD) (AAA/NR)(a)
1,000,000	0.000	02/15/15	727,390
Lewisville Independent School District GO Bonds (Capital Appreciation Refunding) (PSF-GTD) (AAA/NR)(a)
400,000	0.000	08/15/11	341,484
North Harris Montgomery Community College District Revenue Bonds (Refunding) (FGIC) (AAA/Aaa)
420,000	5.750	02/15/18	437,947
Pearland TX Certificates Obligations GO Bonds (AMBAC) (AAA/Aaa)
660,000	5.250	03/01/21	704,504
Pecos Barstow Toyah Independent School District (School Building) (PSF-GTD) (AAA/NR)
1,870,000	5.000	02/15/26	1,941,808
San Antonio TX GO Bonds (General Improvement) (AA+/Aa2)(c)
10,000	6.000	02/01/10	10,514
Texas State Department of Housing & Community Affairs Single Family Revenue Bonds (Refunding) (AMT) (FHA/VA Mortgages) (AAA/Aa1)
150,000	4.600	09/01/19	148,351

			10,475,962

Utah – 3.3%
Utah State Board Regents Auxiliary Systems & Student Fee Revenue Bonds for Salt Lake Community College (FSA) (AAA/Aaa)
1,000,000	5.500	06/01/16	1,056,690

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Utah – (continued)
Utah State Building Ownership Authority Revenue Bonds (State Facilities Master Lease Program) Series A (AA+/Aa1)
$3,550,000	5.000%	05/15/12	$ 3,702,472

			4,759,162

Virginia – 0.8%
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Refunding) (FGIC) (AAA/Aaa)
1,000,000	5.250	07/15/17	1,083,650

Washington – 2.8%
CDP-King County III WA Lease Revenue Bonds (Refunding King Street Center Project) (MBIA) (AAA/Aaa)
1,000,000	4.500	06/01/22	996,730
Clark County WA School District No 114 Evergreen (FSA) (NR/Aaa)
330,000	5.375	12/01/14	350,916
Ocean Shores WA Local Improvement District Bond Anticipation Notes, Series 2007-01 (NR/NR)
1,550,000	4.750	08/01/11	1,566,275
Pierce County WA GO Bonds (FGIC) (AAA/Aaa)
140,000	4.375	12/01/27	134,431
Washington State Higher Education Facilities Authority Revenue Bonds (Prerefunded University Puget Sound) (A+/A1)(c)
375,000	4.750	04/01/08	381,116
Washington State Higher Education Facilities Authority Revenue Bonds (Unrefunded Balance University Puget Sound) (A+/A-1)
625,000	4.750	10/01/08	631,156

			4,060,624

Wisconsin – 1.3%
Grafton WI School District GO Bonds (MBIA) (NR/Aaa)(c)
615,000	5.750	04/01/11	655,596
Monona WI Revenue Bonds Taxable Anticipation Notes (NR/A1)
755,000	5.650	09/01/11	765,155
Plymouth WI Combined Utility Revenue Bonds (XLCA) (NR/Aaa)
205,000	4.375	05/01/09	206,962
230,000	4.375	05/01/12	234,779

			1,862,492

Wyoming – 1.2%
Wyoming Community Development Authority Housing Revenue Bonds Series 5 (AMT) (AA+/Aa1)
785,000	4.800	06/01/09	791,782
Wyoming Community Development Authority Housing Revenue Bonds Series 7 (AA+/Aa1)
30,000	5.150	12/01/10	30,800
85,000	5.200	12/01/11	87,689
Wyoming Community Development Authority Housing Revenue Bonds Series 8 (AMT) (AA+/Aa1)
165,000	4.250	06/01/14	162,971
280,000	4.250	12/01/14	276,343
385,000	4.300	12/01/15	379,945

			1,729,530

TOTAL MUNICIPAL BOND OBLIGATIONS			$143,283,419

TOTAL INVESTMENTS – 100.0%	$143,283,419
Other assets in excess of liabilities – 0.0%	33,868

Net Assets – 100.0%	$143,317,287

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2007.
(c)	Prerefunded security. Maturity date disclosed is prerefunding date.
Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
MBIA	— Insured by Municipal Bond Investors Assurance
MBIA-IBC	— Insured by Municipal Bond Investors Assurance - Insured Bond Certificates
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
XLCA	— Insured by XL Capital Asurance, Inc.
UNIV	— University
VA	— Veterens Administration

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$141,313,012
Gross unrealized gain	2,502,435
Gross unrealized loss	(532,028)
Net unrealized security gain	$1,970,407

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 98.8%
Michigan – 0.7%
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (AAA/Aa2)(a)
$ 500,000	6.125%	11/15/09	$ 529,975
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (MBIA) (AAA/Aaa)
500,000	5.500	11/15/10	522,310

			1,052,285

Missouri – 97.7%
Belton MO Certificates of Participation Series B (MBIA) (NR/Aaa)
460,000	4.650	03/01/11	462,360
Belton MO School District No. 124 Direct Deposit Program GO Bonds Series A (Refunding) (AA+/Aa1)
150,000	4.000	03/01/17	147,884
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding - St. Clair County Metrolink Project) (FSA) (AAA/Aaa)
2,000,000	5.250	07/01/20	2,203,360
1,000,000	5.250	07/01/28	1,093,750
Bonne Terre MO Certificates of Participation (AMBAC) (NR/NR)
250,000	5.250	11/01/15	268,983
Branson MO Reorganized School District No. R-4 GO Bonds (FSA) (AAA/NR)
1,000,000	5.000	03/01/18	1,059,420
Branson MO Reorganized School District No. R-4 GO Bonds (FSA) (AAA/Aaa)
1,250,000	5.000	03/01/19	1,319,275
Branson MO Reorganized School District No. R-4 GO Bonds School District Direct Deposit Program (AMBAC) (AAA/Aaa)
300,000	5.500	03/01/14	327,603
Camdenton MO Reorganized School District No. RIII GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
500,000	5.250	03/01/17	546,810
1,000,000	4.000	03/01/20	969,170
1,000,000	5.250	03/01/21	1,070,190
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
930,000	5.250	06/01/11	965,145
1,000,000	5.250	06/01/13	1,050,030
Citizens Memorial Hospital District Revenue Bonds (Polk County Hospital) (Refunding Series B) (NR/Aaa)(a)
145,000	5.000	08/01/08	145,000
155,000	5.000	08/01/09	155,000
160,000	5.000	08/01/10	160,000
170,000	5.000	08/01/11	170,000
180,000	5.000	08/01/12	180,000
Citizens Memorial Hospital District Revenue Bonds (Polk County Hospital) (Refunding Series B) (ETM) (NR/Aaa)
140,000	5.000	08/01/07	140,000
Clay County MO Public Building Authority Leasehold Revenue Bonds Series C (General Improvement) (FSA) (AAA/Aaa)
40,000	5.000	05/15/09	40,417
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds Series A (Refunding) (FSA) (AAA/Aaa)
1,000,000	5.000	03/01/18	1,036,760
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds Series B (FSA) (AAA/Aaa)
1,000,000	5.000	03/01/18	1,036,760
Clay County MO Reorganized School District No. R1 Kearney Direct Deposit Program GO Bonds (AA+/Aa1)
740,000	5.000	03/01/13	766,418
900,000	5.000	03/01/15	932,130

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Clay County MO Reorganized School District No. R1 Kearney School Building Direct Deposit Program GO Bonds Series B (AA+/Aa1)
$ 695,000	5.000%	03/01/21	$ 725,698
650,000	5.000	03/01/22	678,281
Clinton MO Certificates of Participation (Refunding & Improvement) (NR/NR)
400,000	5.000	12/01/12	408,596
Columbia MO Water & Electricity Revenue Bonds (Prerefunded-Refunding and Improvement Series A) (AA-/A1)(a)
320,000	4.700	10/01/08	323,661
Columbia MO Water & Electricity Revenue Bonds (Unrefunded Balance-Refunding and Improvement Series A) (AA-/A1)
230,000	4.700	10/01/10	232,109
Florissant MO Certificates of Participation (FGIC) (NR/Aaa)
330,000	5.000	08/01/11	344,672
560,000	5.000	08/01/12	589,266
485,000	5.000	08/01/15	508,324
500,000	5.000	08/01/16	522,665
450,000	5.000	08/01/17	468,742
Fort Zumwalt MO School District Direct Deposit Program GO Bonds Series A (AA+/Aa1)
1,080,000	5.000	03/01/19	1,140,858
Fort Zumwalt MO School District GO Bonds (Refunding Direct Deposit Program Series A) (AA+/Aa1)
700,000	5.000	03/01/17	741,594
935,000	5.000	03/01/18	988,061
945,000	5.000	03/01/19	994,858
Franklin County MO Public Water Supply District No. 3 Certificates of Participation (Refunding Series C) (FGIC) (NR/Aaa)
395,000	5.000	12/01/15	415,117
Greene County MO Reorganized School District No. R8 Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)
520,000	5.250	03/01/16	547,815
Hickman Mills MO C-1 School District Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)
2,300,000	5.000	03/01/19	2,390,574
Howard Bend MO Levee District Special Tax Special Tax Bonds (NR/NR)(a)
850,000	5.850	03/01/09	884,425
Jackson County MO Consolidated School District No. 002 Direct Deposit Program GO Bonds (AA+/NR)
1,275,000	5.000	03/01/18	1,314,920
Jackson County MO Consolidated School District No. 002 GO Bonds (Direct Deposit Program) (MBIA) (AAA/Aaa)
1,250,000	5.000	03/01/22	1,314,000
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project Series B) (NR/Aa3)
530,000	4.500	12/01/19	535,205
555,000	4.500	12/01/20	559,601
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NR/Aa3)(a)
325,000	5.250	11/01/08	334,237
340,000	5.350	11/01/08	350,074
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (MBIA) (NR/Aaa)
500,000	5.000	12/01/20	525,845
Jackson County MO Reorganized School District No. 007 Lee’s Summit School District Certificates of Participation (Refunding) (NR/NR)
300,000	5.000	10/01/08	300,297

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Special Obligation Revenue Bonds Series A (MBIA) (NR/Aaa)
$2,000,000	5.500%	12/01/12	$ 2,148,500
Jefferson County MO Consolidated Public Water Supply District No. C-1 Revenue Bonds (AMBAC) (NR/Aaa)
1,000,000	5.250	12/01/15	1,067,790
Jefferson County MO Consolidated School District No. 006 Direct Deposit Program GO Bonds (MBIA) (AAA/Aaa)
1,000,000	5.000	03/01/18	1,036,760
2,000,000	5.000	03/01/19	2,065,940
Jefferson County MO Reorganized School District No. R6 GO Bonds (Refunding Insured) (FGIC) (AAA/Aaa)
530,000	5.000	03/01/11	544,283
Johnson County MO Hospital Revenue Bonds (Western MO Medical Center Project) (Radian) (AA/NR)(a)
380,000	5.750	06/01/10	399,771
400,000	5.800	06/01/10	421,344
Johnson County MO Hospital Revenue Bonds (Western MO Medical Center Project) (Radian) (NR/NR)(a)
300,000	5.700	06/01/13	315,210
Johnson County MO Hospital Revenue Bonds (Western MO Medical Center Project) (Radian) (ETM) (AA/NR)
330,000	5.350	06/01/09	339,227
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
600,000	5.500	02/15/12	626,094
Kansas City MO Land Clearance Revenue Bonds (Refunding & Improvement) Series E (XCLA) (AAA/Aaa)
1,000,000	5.000	12/01/15	1,069,450
Kansas City MO Metropolitan Community Colleges Building Corp. Leasehold Revenue Bonds (Refunding & Improvement) (FGIC) (NR/Aaa)
1,000,000	5.500	07/01/11	1,061,580
Kansas City MO Metropolitan Community Leasehold Jr College Revenue Bonds (Refunding & Improvements) (FGIC) (NR/Aaa)
1,075,000	5.000	07/01/17	1,144,918
Kansas City MO Municipal Assistance Corp. Revenue Bonds (Refunding & Improvement Series B) (AA-/A1)
300,000	6.200	10/01/07	301,119
Kansas City MO Water Revenue Bonds Series A (AA/A1)
1,640,000	5.750	12/01/17	1,734,251
Kansas City MO Water Revenue Bonds Series A (AA/A-1)
1,735,000	5.800	12/01/18	1,835,734
Kansas City MO Water Revenue Bonds Series C (FGIC) (AAA/Aaa)
850,000	5.000	12/01/16	885,487
1,035,000	5.000	12/01/19	1,071,535
Lebanon MO Reorganized School District No. R-3 Direct Deposit Program GO Bonds (AA+/NR)
270,000	5.450	03/01/14	280,430
Lee’s Summit MO Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aaa)
335,000	5.250	07/01/11	352,611
1,000,000	5.250	07/01/12	1,050,720
1,135,000	5.250	07/01/15	1,192,987
Lee’s Summit MO Water & Sewer Revenue Bonds Combination Series A (AMBAC) (NR/Aaa)
480,000	5.000	07/01/20	498,374
Mehlville MO School District No. R-9 Certificates of Participation (Capital Improvement Projects) (FSA) (AAA/Aaa)
1,000,000	5.250	09/01/12	1,064,460

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (MBIA) (AAA/Aaa)
$1,410,000	5.250%	12/01/15	$ 1,489,073
Missouri Higher Education Student Loan Revenue Bonds Series EE (AMT) (NR/Aaa)
500,000	4.500	02/15/10	501,180
Missouri Higher Education Student Loan Revenue Bonds Series RR (AMT) (NR/A2)
1,500,000	5.850	07/15/10	1,548,210
Missouri State Certificates of Participation (Bonne Terre Prison Project) Series A (AMBAC) (AAA/Aaa)(a)
400,000	5.050	06/01/09	409,224
Missouri State Development Finance Board Infrastructure Facilities (Eastland Centre Project) Series A (A+/NR)
700,000	5.750	04/01/12	722,302
Missouri State Development Finance Board Infrastructure Facilities (Hartman Heritage Center Phase II) (AMBAC) (AAA/Aaa)
300,000	5.000	04/01/13	314,187
1,240,000	5.000	04/01/21	1,280,994
Missouri State Development Finance Board Infrastructure Facilities (Independence-Centerpoint Project) (A+/NR)
935,000	4.750	04/01/28	921,629
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Hartman Heritage Centre Project) Series A (AMBAC) (NR/Aaa)
1,430,000	5.550	04/01/12	1,471,470
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Riverside-Quindaro L-385 Project) (NR/NR)(a)
530,000	5.200	03/01/10	547,511
1,035,000	5.300	03/01/10	1,071,722
680,000	5.600	03/01/10	709,084
Missouri State Environmental Improvement & Energy Resources Authority Pollution Control Revenue Bonds (Tri-County Water Authority Project) (Radian) (AA/NR)
445,000	5.600	04/01/11	457,740
1,500,000	6.000	04/01/22	1,547,655
Missouri State Environmental Improvement & Energy Resources Authority Water Facilities Revenue Bonds (Refunding) (Tri-County Water Authority Project) (Radian) (AA/NR)
425,000	5.500	04/01/09	435,536
450,000	5.550	04/01/10	459,450
80,000	5.750	04/01/19	82,210
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance State Revolving Series D) (NR/Aaa)
170,000	5.125	01/01/10	172,610
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series A (Unrefunded Balance State Revolving Funds Program) (NR/Aaa)
210,000	5.125	07/01/11	217,652
535,000	5.200	07/01/12	554,993
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series B (State Revolving Funds Program) (NR/Aaa)
1,150,000	5.250	01/01/11	1,183,729
1,115,000	5.000	07/01/17	1,193,541
2,130,000	5.125	01/01/18	2,240,185
725,000	5.000	01/01/22	753,144
Missouri State Health & Educational Facilities Authority Revenue Bonds (Maryville University of St. Louis Project) (NR/Baa2)
1,000,000	6.750	06/15/30	1,078,220

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facility Authority Revenue Bonds (St. Anthony’s Medical Center) (ETM) (NR/A2)
$ 270,000	6.250%	12/01/08	$ 278,824
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) (AA/Aa2)
150,000	6.000	05/15/11	159,776
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) Series A (AMBAC-TCRS) (AAA/Aaa)
1,735,000	5.150	05/15/10	1,793,886
Missouri State Health & Educational Facility Revenue Bonds (BJC Health Systems) Series A (ETM) (NR/Aaa)
2,000,000	6.750	05/15/12	2,249,180
Missouri State Health & Educational Facility Revenue Bonds (Central Institute for the Deaf) (Radian) (AA/NR)(a)
1,000,000	5.850	01/01/10	1,047,470
Missouri State Health & Educational Facility Revenue Bonds (Children’s Mercy Hospital) (A+/NR)
280,000	5.000	05/15/12	284,617
35,000	5.250	05/15/18	35,500
Missouri State Health & Educational Facility Revenue Bonds (Lake Regional Health System Project) (BBB+/NR)
510,000	5.000	02/15/14	518,797
Missouri State Health & Educational Facility Revenue Bonds (Refunding and Improvement-Jefferson Memorial Hospital) (NR/Baa2)
925,000	5.000	08/15/08	927,100
Missouri State Health & Educational Facility Revenue Bonds (St. Anthony’s Medical Center) (NR/A2)(a)
700,000	6.250	12/01/10	759,493
Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (AA-/A1)
1,700,000	5.250	10/01/10	1,726,095
1,000,000	5.500	10/01/12	1,070,230
Missouri State Health & Educational Facility Revenue Bonds (St. Luke’s Episcopal-Presbyterian Hospital) (FSA) (AAA/Aaa)
815,000	4.750	12/01/10	837,665
Missouri State Health & Educational Facility Revenue Bonds (St. Lukes Health System) Series A (FSA) (AAA/Aaa)
250,000	5.000	11/15/10	258,773
2,000,000	5.000	11/15/14	2,122,580
Missouri State Health & Educational Facility Revenue Bonds (University of Missouri-Columbia Arena Project) (AA+/Aa1)
500,000	5.000	11/01/17	520,105
Missouri State Health & Educational Facility Revenue Bonds (Washington University) Series A (AAA/Aaa)
1,000,000	5.000	02/15/17	1,061,140
1,545,000	5.000	02/15/20	1,625,108
120,000	4.750	11/15/37	120,173
Missouri State Highways & Transportation Commission Redevelopment Revenue Bonds Series A (AAA/Aaa)(a)
450,000	5.000	02/01/11	467,514
Missouri State Housing Development Community Mortgage Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
560,000	4.500	12/01/08	563,343
690,000	4.650	12/01/09	697,693
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan A-1) (AMT) (GNMA/FNMA) (AAA/NR)
60,000	5.800	09/01/11	60,237
55,000	5.900	09/01/12	55,212
60,000	6.000	09/01/13	60,101

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan B-2) (AMT) (GNMA/FNMA) (AAA/NR)
$ 40,000	5.200%	03/01/08	$ 40,000
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Series C-2) (AMT) (GNMA/FNMA) (AAA/NR)
40,000	4.900	09/01/07	40,001
40,000	5.000	03/01/08	40,055
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Series E-1) (AMT) (GNMA/FNMA) (AAA/NR)
50,000	5.000	03/01/12	50,608
50,000	5.000	09/01/12	50,608
Missouri State Regional Convention & Sports Complex Authority Revenue Bonds (Refunding Convention & Sports Facilities Project) Series A-1 (AMBAC) (AAA/Aaa)
2,000,000	5.250	08/15/12	2,127,920
Missouri State Stormwater Control GO Bonds Series A (AAA/Aaa)
300,000	5.250	08/01/16	318,357
Missouri State Water Pollution Control GO Bonds Series A (AAA/Aaa)
475,000	7.000	06/01/10	515,888
Monarch-Chesterfield MO Levee District Revenue Bonds (MBIA) (AAA/Aaa)
1,000,000	5.450	03/01/14	1,048,690
New Liberty Hospital District Revenue Bonds (MBIA) (NR/Aaa)
515,000	5.000	12/01/10	523,503
850,000	5.125	12/01/12	863,634
Nixa MO Electric System Revenue Bonds (XLCA) (AAA/Aaa)
1,000,000	4.750	04/01/15	1,036,580
North Kansas City MO Hospital Revenue Bonds (North Kansas City Hospital) Series A (FSA) (AAA/Aaa)
1,000,000	5.000	11/15/18	1,043,160
1,000,000	5.000	11/15/19	1,038,120
North Kansas City MO School District No. 74 Direct Deposit Program GO Bonds (Refunding & Improvements) (AA+/Aa1)
625,000	4.500	03/01/15	645,237
North Kansas City MO School District No. 74 GO Bonds (Refunding and Improvement-State Aid Direct Deposit) (AA+/Aa1)
500,000	5.000	03/01/25	521,755
Northwest Missouri State University Revenue Bonds (Housing System) (MBIA) (NR/Aaa)
2,875,000	5.000	06/01/20	2,988,131
O’ Fallon MO Certificates of Participation (MBIA) (NR/Aaa)
1,000,000	5.000	02/01/22	1,033,280
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding & Improvement-Ozarks College Project) (FSA) (AAA/Aaa)
740,000	4.900	03/01/16	762,222
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College) (FSA) (AAA/NR)
1,500,000	5.000	03/01/19	1,597,740
Pike County MO Certificates of Participation (NR/NR)
720,000	5.625	12/01/19	747,259
Platte County MO GO Bonds for Parkville Neighborhood Improvement Series B (MBIA) (NR/Aaa)
2,720,000	5.000	02/01/22	2,842,645
Platte County MO Reorganized School District No R-3 GO Bonds for School Building (FSA) (AAA/Aaa)
1,025,000	4.500	03/01/22	1,026,548

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Raytown MO Sewer Revenue Bonds (NR/NR)
$ 200,000	4.700%	07/01/27	$ 192,724
Ritenour MO Consolidated School District GO Bonds (Refunding Series A) (FGIC) (AAA/Aaa)
495,000	9.500	02/01/08	508,934
Ritenour MO School District Direct Deposit Program GO Bonds (AA+/NR)
1,740,000	4.500	03/01/17	1,780,994
Riverside-Quindaro MO Bend Levee District Project Revenue Bonds Series L (Radian) (AA/NR)
450,000	5.500	03/01/14	481,968
350,000	5.500	03/01/15	377,139
Scott County MO Public Facilities Authority Leasehold Revenue Bonds (AMBAC) (NR/Aaa)
500,000	4.850	12/01/08	501,420
Springfield MO Public Utility Revenue Certificates of Participation (Lease Purchase for Various Projects) Series A (MBIA) (AAA/Aaa)
1,000,000	5.000	12/01/18	1,060,720
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/A1)
610,000	4.500	11/01/20	604,559
645,000	4.750	11/01/21	649,122
685,000	4.750	11/01/22	688,267
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (NR/A1)
385,000	4.750	11/01/21	387,460
405,000	4.750	11/01/22	406,932
St. Charles County MO Community College GO Bonds (Refunding) (MBIA) (NR/Aaa)
2,585,000	5.000	02/15/17	2,775,463
St. Charles MO Certificates of Participation Series B (NR/A2)
200,000	5.000	05/01/09	202,484
St. Charles MO Community College Educational Facilities Authority Leasehold Revenue Bonds (NR/Aa3)
350,000	5.250	06/01/19	367,150
735,000	5.200	06/01/24	765,789
St. Louis County MO Certificates of Participation Capital Improvement Projects (AA+/Aa2)
300,000	4.400	05/15/11	302,595
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
490,000	5.000	11/15/15	496,831
515,000	5.000	11/15/16	520,145
St. Louis County MO Rockwood School District No. R6 GO Bonds Series A (AA+/NR)
1,865,000	5.000	02/01/14	1,958,996
St. Louis County MO School District No. R6 Direct Deposit Program GO Bonds (AA+/NR)
1,000,000	5.000	02/01/13	1,036,930
St. Louis MO Airport Revenue Bonds (Airport Development Program) Series A (MBIA) (AAA/Aaa)(a)
525,000	5.625	07/01/11	559,104
St. Louis MO Airport Revenue Bonds (Prerefunded) Airport Development Program Series A (ETM) (MBIA) (AAA/Aaa)
615,000	5.000	07/01/11	641,113
St. Louis MO Board of Education GO Bonds Series B (State Aid Direct Deposit) (FGIC) (AAA/Aaa)(a)
300,000	5.500	04/01/08	303,519
St. Louis MO Municipal Finance Corp. Leasehold Revenue Bonds (Refunding City Justice Center) Series A (AMBAC) (NR/Aaa)
700,000	5.250	02/15/15	735,938

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis MO Municipal Finance Corp. Leasehold Revenue Bonds (Refunding Civil Centers Building Project Series A) (FSA) (AAA/Aaa)
$ 400,000	5.000%	08/01/12	$ 419,976
St. Louis MO Parking Facility Revenue Bonds (Downtown Parking Facilities Subordinated A) (NR/NR)(a)
900,000	5.500	02/01/12	945,945
Sullivan MO School District Building Corp. Leasehold Revenue Bonds (Radian) (AA/NR)(a)
275,000	5.250	03/01/12	291,008
Taney County MO Certificates of Participation (MBIA) (NR/Aaa)
1,095,000	4.500	04/01/17	1,118,586
Taney County MO Reorganized School District No. R-V GO Bonds (Hollister School District-Refunding & Improvement-MO Direct Deposit Program) (FSA) (AAA/Aaa)
1,100,000	5.000	03/01/18	1,145,540
1,050,000	5.000	03/01/21	1,087,653
Troy MO Reorganized School District No. 3 Lincoln County (Direct Deposit Program) (AA+/NR)
1,000,000	5.000	03/01/17	1,047,820
University of Missouri Revenue Bonds (Refunding System Facilities Series B) (AA/Aa2)
375,000	5.375	11/01/14	396,874
Washington MO School District Direct Deposit GO Bonds (Refunding) (FSA) (AAA/Aaa)
1,000,000	5.250	03/01/13	1,069,120

			144,289,157

Puerto Rico – 0.4%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (MBIA) (AAA/Aaa)
555,000	5.000	07/01/22	601,886

TOTAL MUNICIPAL BOND OBLIGATIONS			$145,943,328

TOTAL INVESTMENTS – 98.8%			$145,943,328
Other assets in excess of liabilities – 1.2%			1,729,570

Net Assets – 100.0%			$147,672,898

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Prerefunded security. Maturity date disclosed is prerefunding date.
Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMBAC-TCRS	— Insured by American Municipal Bond Assurance Corp. - Transferable Custodial Receipts
AMT	— Alternative Minimum Tax
ETM	— Escrow to Maturity

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
MBIA	— Insured by Municipal Bond Investors Assurance
NR	— Not Rated
Radian	— Insured by Radian Asset Assurance
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$143,994,418
Gross unrealized gain	2,507,644
Gross unrealized loss	(558,734)
Net unrealized security gain	$1,948,910

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2007 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – 97.7%
Illinois – 3.7%
Lake County IL School District No. 79-Fremont Series B (FSA) (NR/Aaa)
$1,380,000	5.000%		12/01/21	$ 1,454,589
1,000,000	5.000		12/01/22	1,052,480

				2,507,069

Kansas – 88.9%
Augusta KS Electric Systems Revenue Bonds (AMBAC) (AAA/Aaa)
1,000,000	4.750		08/01/17	1,029,090
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (AAA/Aaa)
1,000,000	5.250		09/01/24	1,100,010
Cowley County KS Community College Dormitory Revenue Bonds (Refunding) (NR/NR)
410,000	5.000		03/01/12	419,574
Crawford County KS Unified School District GO Bonds (FSA) (NR/Aaa)(a)
545,000	4.600		09/01/09	554,379
Derby KS GO Bonds (Refunding Series B) (AMBAC) (NR/Aaa)
440,000	5.000		12/01/13	458,546
Derby KS GO Bonds Series A (AMBAC) (NR/Aaa)(a)
310,000	4.900		12/01/11	323,476
Derby KS Water Systems Revenue Bonds (Refunding & Improvement Series 2) (AMBAC) (AAA/Aaa)(a)
500,000	5.600		10/01/09	519,005
Dodge City KS Unified School District No. 443 GO Bonds (Refunding) (FGIC) (NR/Aaa)
1,450,000	5.000		03/01/12	1,520,571
Douglas County KS GO Bonds (Refunding Sales Tax Series A) (AMBAC) (NR/Aaa)
1,000,000	5.000		08/01/12	1,052,260
Harvey County KS School District No. 373 GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
495,000	5.000		09/01/15	529,922
Johnson County KS Community College Certificate of Participation (Improvement) (NR/Aaa)
765,000	4.000		04/01/13	769,169
Johnson County KS GO Bonds (Internal Improvement Series A) (AAA/Aaa)
1,000,000	5.000		09/01/21	1,040,850
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement Series A) (FGIC) (AAA/Aaa)
500,000	6.000		10/01/16	575,215
1,770,000	5.000		10/01/18	1,861,173
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement Series A) (FSA) (AAA/Aaa)
155,000	4.500	(a)	04/01/11	158,669
375,000	5.125	(a)	04/01/11	391,815
260,000	4.500		10/01/12	265,798
625,000	5.125		10/01/16	651,287
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement Series B) (AMBAC) (AAA/NR)
925,000	5.000		10/01/22	973,553
975,000	5.000		10/01/23	1,024,666
Johnson County KS Unified School District No. 233 GO Bonds (Refunding Series B) (FGIC) (AAA/Aaa)
500,000	5.500		09/01/17	559,045
Johnson County KS Unified School District No. 512 GO Bonds (Shawnee Mission Series A) (NR/Aa1)
400,000	4.400		10/01/12	402,456

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson County KS Water District No. 001 Revenue Bonds (AAA/Aaa)
$ 735,000	5.000%	12/01/10	$ 762,989
Johnson County KS Water District No. 001 Revenue Bonds (Refunding) (ADFA GTD) (AAA/Aaa)
275,000	5.000	12/01/19	285,788
Junction City KS GO Bonds Series C (NR/NR)
500,000	5.000	08/01/07	500,000
Kansas State Department of Transportation Highway Revenue Bonds (ETM) (AAA/Aa2)
760,000	6.125	09/01/09	796,039
Kansas State Department of Transportation Highway Revenue Bonds (Refunding) (ETM) (AAA/Aa2)
300,000	5.500	09/01/12	322,623
Kansas State Department of Transportation Highway Revenue Bonds Series A (AAA/Aa2)(a)
340,000	5.000	09/01/10	352,036
Kansas State Development Finance Authority Lease Revenue Bonds (Juvenile Justice Authority Series D) (MBIA) (AAA/Aaa)
1,270,000	5.250	05/01/13	1,332,281
Kansas State Development Finance Authority Lease Revenue Bonds (State Capitol Project V-I-A) (FSA) (AAA/Aaa)(a)
500,000	5.000	10/01/10	518,140
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities Series R) (A/NR)
350,000	5.000	07/01/14	353,528
Kansas State Development Finance Authority Revenue Bonds (Board of Regents University Housing Series A) (MBIA) (AAA/Aaa)
1,150,000	5.000	04/01/24	1,199,714
Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (MBIA) (AAA/Aaa)
200,000	5.000	08/01/10	204,490
400,000	5.000	02/01/12	408,904
Kansas State Development Finance Authority Revenue Bonds (Juvenile Justice Authority Series D) (MBIA) (AAA/Aaa)
400,000	5.000	05/01/12	414,604
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects Series J) (AMBAC) (AAA/Aaa)(a)
450,000	5.000	08/01/13	476,478
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects Series J) (Unrefunded Balance) (AMBAC) (AAA/Aaa)
1,600,000	5.000	08/01/17	1,680,176
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects Series W) (ETM) (MBIA) (AAA/Aaa)
20,000	4.000	10/01/11	20,152
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (AMBAC) (AAA/Aaa)(a)
705,000	5.500	04/01/12	754,160
Kansas State Development Finance Authority Revenue Bonds (Refunding-Wichita State University Housing System-P) (AMBAC) (AAA/Aaa)
600,000	5.000	06/01/13	627,948
630,000	5.000	06/01/14	657,940
300,000	5.000	06/01/16	312,903
Kansas State Development Finance Authority Revenue Bonds (Transportation Revolving Fund Trust) (AA/Aa1)
1,105,000	5.000	10/01/21	1,163,919

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (University of Kansas Athletic Facilities Refunding Series K) (A/A1)
$1,015,000	5.000%		06/01/17	$ 1,059,650
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
280,000	5.500		05/01/17	312,402
Lawrence KS Hospital Revenue Bonds (Lawrence Memorial Hospital) (Radian) (AA/Aa3)(a)
350,000	5.750		07/01/09	362,912
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A3)
550,000	5.250		07/01/10	565,648
1,000,000	5.375		07/01/14	1,051,820
455,000	5.375		07/01/15	477,609
Leavenworth County KS Unified School District No. 464 Tonganoxie GO Bonds (Improvement Series A) (MBIA) (AAA/Aaa)
150,000	5.000		09/01/20	158,144
Miami County Unified School District No 416 Louisburg, KS GO Bonds (Refunding and Improvement) (MBIA) (AAA/Aaa)
1,650,000	5.000		09/01/17	1,755,138
Mission KS GO (Taxable - Temporary Notes Series 2) (NR/MIG1)
700,000	5.500		06/01/08	700,882
Olathe KS Educational Facilities Revenue Bonds (Kansas Independent Series C) (NR/NR)
500,000	5.400		10/01/13	504,270
Olathe KS Health Facilities Revenue Bonds (Medical Center Project Series A) (AMBAC) (AAA/Aaa)
500,000	5.500		09/01/10	523,270
Osage City KS Electric Utility Systems Revenue Bonds (Refunding & Improvement) (NR/NR)(a)
1,000,000	6.150		12/01/09	1,051,820
Overland Park KS GO Bonds (Refunding for Internal Improvement Series B) (AAA/Aaa)
995,000	4.000		09/01/17	988,453
Pittsburg KS GO Bonds (Refunding) (FSA) (NR/Aaa)
600,000	5.500		09/01/11	640,278
Pratt KS Electric Utility Systems Revenue Bonds Series 2001-1 (AMBAC) (AAA/Aaa)(a)
725,000	4.850		05/01/10	745,191
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (MBIA) (NR/Aaa)
500,000	4.500		09/01/22	497,815
Saline County KS Unified School District No. 305 Salina GO Bonds (FSA) (NR/Aaa)
230,000	5.500		09/01/16	243,032
Saline County KS Unified School District No. 305 Salina GO Bonds (Unrefunded Balance) (FSA) (NR/Aaa)
70,000	5.500		09/01/16	74,236
Scott County KS Unified School District No. 466 GO Bonds (Refunding) (FGIC) (AAA/Aaa)
670,000	5.250	(a)	09/01/12	712,867
680,000	5.250		09/01/14	720,936
Sedgwick & Shawnee County KS Single Family Revenue Bonds (Mortgage Backed Securities Program Series A-2) (AMT) (GNMA) (NR/Aaa)
90,000	5.800		06/01/17	90,664
Sedgwick County KS GO Bonds Series A (AA+/Aa1)
205,000	4.150		08/01/10	207,128

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Sedgwick County KS Unified School District No. 259 GO Bonds (AA/Aa3)
$ 500,000	5.250%		09/01/10	$ 520,415
Sedgwick County KS Unified School District No. 265 GO Bonds (FGIC) (NR/Aaa)
500,000	5.500		10/01/09	517,975
Sedgwick County Unified School District No 261 (Refunding and School Improvement) (FSA) (AAA/NR)
1,500,000	5.000		11/01/32	1,563,420
Shawnee County KS GO Bonds (Refunding & Improvement Series A) (NR/A-1)
300,000	4.900	(a)	09/01/08	303,762
Shawnee County KS GO Bonds (Refunding & Improvement Series A) (NR/A1)
490,000	5.000		09/01/08	496,292
250,000	5.250		09/01/09	256,615
Shawnee County KS Unified School District No. 501 GO Bonds (NR/Aa3)(a)
1,500,000	5.000		02/01/12	1,570,575
Topeka KS GO Bonds Series A (XLCA) (NR/Aaa)
100,000	4.000		08/15/16	99,549
University of Kansas Hospital Authority Health Facilities Revenue Bonds (Kansas University Health System) (ETM) (Go of Auth) (AAA/NR)
200,000	5.500		09/01/11	212,570
1,000,000	6.000	(a)	09/01/12	1,097,310
Wichita KS GO Bonds (Sales Tax) (AA/Aa2)
1,285,000	5.000		04/01/11	1,337,621
1,000,000	5.000		04/01/14	1,026,370
Wichita KS GO Bonds Series 766 (AA/Aa2)
455,000	4.300		09/01/10	461,538
Wichita KS Hospital Revenue Bonds (Refunding Facilities Improvement Series XI) (A+/NR)
1,500,000	6.750		11/15/14	1,604,445
Wyandotte County Kansas City KS Unified Government GO Bonds (Refunding Series A) (FSA) (AAA/Aaa)(a)
1,000,000	5.000		09/01/11	1,044,520
Wyandotte County KS Revenue Bonds (Refunding & Improvement) (MBIA) (AAA/Aaa)
600,000	4.400		09/01/11	608,598
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Prerefunded Series 2000 A) (ETM) (FSA) (NR/Aaa)
215,000	6.375		09/01/11	235,724
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Prerefunded Series 2000 A) (FSA) (NR/Aaa)(a)
565,000	5.375		09/01/10	591,103
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Refunding & Improvement Series A) (FGIC) (NR/Aaa)
1,595,000	5.000		09/01/21	1,678,243
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Unrefunded Balance Series 2000 A) (FSA) (NR/Aaa)
85,000	6.375		09/01/11	93,159
Wyandotte County KS Unified School District No. 500 GO Bonds (Refunding) (FSA) (AAA/Aaa)
160,000	5.000		09/01/12	168,107
Wyandotte County KS Unified School District No. 500 GO Bonds (Refunding) (FSA) (NR/Aaa)
625,000	5.250		09/01/16	680,487

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
$1,000,000	5.250%	09/01/20	$ 1,098,450

			60,036,354

Missouri – 1.2%
Kirkwood MO School District Educational Facilities Authority (Leasehold RB for Kirkwood School District R-7 Project Series B) (MBIA) (NR/Aaa)
750,000	5.000	02/15/19	786,915

Puerto Rico – 3.9%
Puerto Rico Commonwealth GO Bonds (Refunding & Public Improvement Series A) (MBIA) (AAA/Aaa)
475,000	5.500	07/01/16	527,948
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds (Refunding Series X) (FSA) (AAA/Aaa)
425,000	5.500	07/01/15	467,853
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series Y (A-/Baa2)
500,000	6.250	07/01/13	555,070
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds Series G (FGIC) (AAA/Aaa)
655,000	5.250 (a)	07/01/13	703,404
345,000	5.250	07/01/21	364,700

			2,618,975

TOTAL MUNICIPAL BOND OBLIGATIONS			$65,949,313

Repurchase Agreement(b) – 1.1%
State Street Bank & Trust Co.
$ 740,000	4.700%	08/01/07	$ 740,000
Maturity Value: $740,097

TOTAL INVESTMENTS – 98.8%			$66,689,313
Other assets in excess of liabilities – 1.2%			833,553

Net Assets – 100.0%			$67,522,866

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Prerefunded security. Maturity date disclosed is prerefunding date.
(b)	Repurchase agreement was entered into on July 31, 2007. This agreement was fully collateralized by $695,000 U.S. Treasury Bond, 5.500% due 08/15/28 with a market value of $754,895.
Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ADFA	— Arkansas Development Finance Authority
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
MBIA	— Insured by Municipal Bond Investors Assurance
NR	— Not Rated
Radian	— Insured by Radian Asset Assurance
RB	— Revenue Bond
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$66,115,807
Gross unrealized gain	870,210
Gross unrealized loss	(296,704)
Net unrealized security gain	$573,506

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities and exchange traded funds traded on a U.S. or foreign securities exchange or the NASDAQ National Market System are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and exchange traded funds are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current market value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

The impact of events that occur after the publication of market quotations used by the International Equity Fund to price its securities but before the close of regular trading on the New York Stock Exchange will be reflected in a Fund’s next determined NAV if the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidelines. Upon such determination, the Fund utilizes a price from an independent service, if available. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by the adviser by taking into consideration market or security specific information, including, but not limited to, corporate actions or events, market disruptions or governmental actions.

The Asset Allocation Fund invests in a combination of underlying funds (the “Underlying Funds”), including Funds advised by the Adviser. Investments in the Underlying Funds (other than those that are exchange traded) are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Because the Asset Allocation Fund invests primarily in other mutual funds, which fluctuate in value, the Fund’s shares will correspondingly fluctuate in value.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Forward Foreign Currency Exchange Contracts — Certain Funds may enter into forward foreign currency exchange contracts for the purchase or sale of specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio position. The Funds may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Funds’ financial statements. The Funds record realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At July 31, 2007, the International Equity Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts — Certain Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statement of Operations.

The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian.

Segregation Transactions — As set forth in the prospectus, certain Funds may enter into certain derivative transactions; some of these transactions may be for the purpose of increasing total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) are effective as a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate Certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Act, are filed herewith as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Commerce Funds

By	/s/ Larry E. Franklin
Larry E. Franklin
President

Date September 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Larry E. Franklin
Larry E. Franklin
President

Date September 27, 2007

By	/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer

Date September 27, 2007